UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

ITEM 1.                SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund Inc.

Form N-Q

August 31, 2008

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note
Subsequent Event Note

1

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedule of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedule of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

2

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	6,363	$7,735
	Banco Macro SA	233,024	459,546
	BBVA Banco Frances SA	130,508	241,341
*	Capex SA Series A	394,725	759,293
*	Celulosa Argentina SA Series B	14,412	16,727
*	Central Puerto SA Series B	125,000	238,429
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	502,534
	Dycasa SA Series B	55,000	73,792
*	Endesa Costanera SA Series B	261,000	317,268
*	IRSA Inversiones y Representaciones SA	1,186,421	1,073,976
*	Juan Minetti SA	769,693	398,139
	Ledesma S.A.A.I.	885,405	1,216,546
*	MetroGas SA Series B	176,000	63,159
*	Molinos Rio de la Plata SA Series B	502,274	1,229,233
	Petrobras Energia Participacio	1,472,366	1,670,785
*	Polledo SA Industria Constructora y Financier	50,000	8,891
	Siderar S.A.I.C. Series A	494,314	4,011,199
	Solvay Indupa S.A.I.C.	1,229,322	1,522,166
	Tenaris SA	140,000	3,777,043
	Transportadora de Gas del Sur SA Series B	364,679	251,124
TOTAL — ARGENTINA			17,838,926

BRAZIL — (10.4%)
COMMON STOCKS — (2.2%)
*	Banco Alfa de Investimento SA	67,500	323,006
	Banco Bradesco SA	31,500	517,528
*	Banco Pine SA	32,600	181,000
*	Banco Sofisa SA	18,700	74,456
	Bematech SA	107,200	474,179
*	BR Malls Participacoes SA	127,200	1,131,534
*	Brascan Residential Properties SA	73,600	293,497
*	Camargo Correa Desenvolvimento Imobiliario SA	64,400	211,769
	Companhia Siderurgica Nacional SA	2,794,200	97,368,442
*	Company SA	35,400	232,163
	Cremer SA	49,100	403,644
	Datasul SA	38,900	201,659
#	Empresa Brasileira de Aeronautica SA ADR	330,900	11,234,055
	Eternit SA	630,320	2,610,221
*	Even Construtora e Incorporadora SA	86,000	293,877
	Financeira Alfa SA	36,400	63,421

*	Gafisa SA	438,400	6,277,458
	Globex Utilidades SA	45,131	401,195
	Grendene SA	37,300	350,117
*	Guararapes Confeccoes SA	10,800	212,024
*	Iguatemi Empresa de Shopping Centers SA	50,900	593,313
	Industrias Romi SA	82,800	688,307
*	M Dias Branco SA	167,100	2,132,319
*	Magnesita Refratarios SA	703,917	8,507,464
*	Medial Saude SA	111,600	838,712
*	PDG Realty SA Empreendimentos e Participacoes	209,200	2,519,384
	Perdigao SA	7,171	179,539
#	Perdigao SA ADR	457,126	23,025,437
*	Porto Seguro SA	117,800	1,217,026
*	Rossi Residencial SA	98,400	603,681
*	Sao Carlos Empreendimentos e Participacoes SA	38,100	310,644
*	Sao Martinho SA	164,500	2,623,926
*	Universo Online SA	105,100	435,230
	Usinas Siderurgicas de Minas Gerais SA	164,800	5,671,951
TOTAL COMMON STOCKS			172,202,178

PREFERRED STOCKS — (8.2%)
#	Aracruz Celulose SA Sponsored ADR	198,040	10,949,632
*	Banco Alfa de Investimento SA	55,126	241,810
	Banco Bradesco SA Sponsored ADR	348,766	6,420,782
	Braskem SA Preferred A	1,479,200	10,599,421
#	Braskem SA Preferred A Sponsored ADR	497,900	7,274,319
	Centrais Electricas de Santa Catarina SA	232,200	6,410,429
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	6,098,941
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	229,600	9,567,432
*	Companhia de Tecidos Norte de Minas	567,950	2,212,566
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	2,044,814	7,965,993
	Duratex SA	805,100	13,785,485
	Forjas Taurus SA	599,810	2,399,240
	Gerdau SA	2,445,084	46,051,582
#	Gerdau SA Sponsored ADR	2,519,140	47,133,109
*	Inepar Industria e Construcoes SA	7,896	226,659
	Investimentos Itau SA	6,589,068	38,523,815
	Klabin SA	4,808,904	14,780,742
	Mahle-Metal Leve SA Industria e Comercio	4,000	84,650
	Marcopolo SA	1,271,600	4,828,959
	Metalurgica Gerdau SA	4,732,400	120,487,485
#	Net Servicos de Comunicacao SA Preferred ADR	982,327	11,316,407
	Sadia SA	987,982	6,527,955
#	Sadia SA ADR	1,234,266	24,611,264
	Sao Paulo Alpargatas SA	40,200	1,800,615
	Saraiva Livreiros Editores	21,000	354,294
	Suzano Papel e Celullose SA	2,068,239	26,265,366
	Telemar Norte Leste SA	631,500	32,930,982
	Ultrapar Participacoes SA	170,741	6,132,011

Ultrapar Participacoes SA Sponsored ADR	147,052	5,221,816
Uniao de Industrias Petroquimicas SA Series B	4,872,073	4,154,713
Unibanco-Uniao de Bancos Brasileiros Units SA	1,503,100	17,806,663
Usinas Siderurgicas de Minas Gerais SA Series A	3,733,055	131,000,458
Votorantim Celulose e Papel SA	262,275	5,620,408
# Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	24,942,720
Whirlpool SA	72,600	137,628
TOTAL PREFERRED STOCKS		654,866,351

TOTAL — BRAZIL		827,068,529

CHILE — (2.6%)
COMMON STOCKS — (2.6%)
Banco de Credito e Inversiones SA Series A	81,935	2,333,010
CAP SA	199,310	7,210,532
Cementos Bio-Bio SA	665,307	1,378,623
Cintac SA	153,487	76,332
Compania Cervecerias Unidas SA	143,000	1,003,998
Compania Cervecerias Unidas SA ADR	4,000	138,360
Compania de Consumidores de Gas Santiago SA	131,746	513,880
Compania de Telecomunicaciones de Chile SA Series A	2,231,180	3,176,522
Compania de Telecomunicaciones de Chile SA Series B	372,166	471,785
Compania General de Electricidad SA	59,938	349,517
Compania SudAmericana de Vapores SA	7,407,119	9,967,649
Compania Telecomunicaciones de Chile SA Sponsored ADR	1,684,778	9,350,518
Componia Tecno Industrial S.A.	4,900,000	161,502
Corpbanca SA	1,018,549,352	5,562,044
# Corpbanca SA ADR	31,658	862,047
Cristalerias de Chile SA	264,624	2,425,613
Distribucion y Servicio D&S SA ADR	11,500	261,625
Empresa Nacional de Electricidad SA	2,694,503	4,098,903
Empresa Nacional de Telecomunicaciones SA	116,880	1,527,247
Empresas CMPC SA	739,360	22,494,424
Empresas Copec SA	1,119,488	13,558,523
Empresas Iansa SA	22,719,833	864,040
Enersis SA	31,903,095	11,012,868
# Enersis SA Sponsored ADR	4,469,272	76,603,322
Industrias Forestales SA	3,436,382	737,205
Inversiones Frimetal SA	4,900,000	—
Madeco SA	34,519,208	3,231,442
# Madeco SA Sponsored ADR	240,922	2,194,799
Masisa SA	13,972,958	2,275,460
Minera Valparaiso SA	7,500	204,778
Parque Arauco SA	2,474,668	2,220,083
Sociedad Quimica y Minera de Chile SA Series B	481,533	18,406,722
Soquimic Comercial SA	198,000	112,660
Vina de Concha y Toro SA	272,412	544,558
Vina San Pedro SA	79,756,271	575,521
Watt’s SA	163,489	94,060
TOTAL COMMON STOCKS		206,000,172

PREFERRED STOCKS — (0.0%)
	Sociedad Quimica y Minera de Chile SA Series A	43,364	1,579,794

RIGHTS/WARRANTS — (0.0%)
*	Vapores SA Rights 09/17/08	7,407,119	74,428
TOTAL — CHILE			207,654,394

CHINA — (9.0%)
COMMON STOCKS — (9.0%)
	AMVIG Holdings, Ltd.	2,026,000	1,813,274
#	Angang Steel Co., Ltd.	2,300,000	3,113,225
* #	AviChina Industry and Technology Co., Ltd.	15,640,000	2,607,824
#	Bank of China, Ltd.	142,647,000	61,316,952
#	Baoye Group Co., Ltd.	2,294,000	764,868
#	Beijing Capital International Airport Co., Ltd.	9,438,000	7,424,362
#	Beijing Capital Land, Ltd.	8,292,000	1,637,749
	Beijing Enterprises Holdings, Ltd.	6,219,000	23,084,543
* #	Brilliance China Automotive Holdings, Ltd.	46,394,000	4,783,793
#	Byd Co., Ltd.	1,424,300	1,633,477
	Catic Shenzhen Holdings, Ltd.	1,964,000	967,797
#	Chaoda Modern Agriculture	26,780,650	28,440,620
* #	China Aerospace International Holdings, Ltd.	23,817,600	2,060,369
#	China Everbright, Ltd.	7,627,000	13,693,154
#	China Foods, Ltd.	13,582,000	5,381,283
#	China Green (Holdings), Ltd.	2,691,000	2,380,985
* #	China Haidian Holdings, Ltd.	9,398,000	419,371
* #	China Mining Resources Group, Ltd.	19,644,000	1,088,490
#	China Pharmaceutical Group, Ltd.	16,566,000	5,448,029
#	China Rare Earth Holdings, Ltd.	14,470,700	2,212,172
	China Resources Enterprise, Ltd.	12,823,000	34,701,756
	China Shineway Pharmaceutical Group, Ltd.	141,000	100,408
#	China Shipping Container Lines Co., Ltd.	39,240,150	9,579,215
	China Travel International Investment Hong Kong, Ltd.	46,972,000	10,246,104
#	China Unicom, Ltd.	2,354,000	3,724,030
#	China Unicom, Ltd. ADR	4,502,045	71,492,475

	Chongqing Iron and Steel Co., Ltd.	3,392,000	1,023,123
	Citic Pacific, Ltd.	16,605,000	57,607,694
	CNPC (Hong Kong), Ltd.	39,910,000	15,299,400
#	Comba Telecom Systems Holdings, Ltd.	6,590,000	1,659,666
#	COSCO International Holdings, Ltd.	6,354,000	2,283,282
#	COSCO Pacific, Ltd.	20,796,000	31,632,783
#	Dalian Port (PDA) Co., Ltd.	13,324,000	7,286,893
	Denway Motors, Ltd.	62,164,000	22,147,553
	Digital China Holdings, Ltd.	1,170,000	593,040
	Dongfeng Motor Corp.	45,056,000	19,024,841
#	Dynasty Fine Wines Group, Ltd.	7,522,000	1,025,930
*	Enerchina Holdings, Ltd.	5,215,500	140,026
#	First Tractor Co., Ltd.	3,695,176	679,874
*	Founder Holdings, Ltd.	3,334,000	118,662
#	FU JI Food & Catering Services	1,183,000	1,353,149
#	Geely Automobile Holdings, Ltd.	34,935,000	3,073,207
	Global Bio-Chem Technology Group Co., Ltd.	20,940,000	7,952,268
	Great Wall Motor Co., Ltd.	3,000,000	1,415,395
*	Great Wall Technology Co., Ltd.	2,476,000	327,424
#	Guangshen Railway Co., Ltd. Sponsored ADR	445,549	9,980,298
#	Guangzhou Pharmaceutical Co., Ltd.	1,876,000	930,510
	Hainan Meilan International Airport Co., Ltd.	1,527,000	1,200,215
#	Harbin Power Equipment Co., Ltd.	5,256,000	6,475,467
#	HKC (Holdings), Ltd.	32,137,000	5,396,384
#	Hopson Development Holdings, Ltd.	7,428,000	7,362,754
#	Hunan Non-Ferrous Metal Corp., Ltd.	36,978,000	6,244,764
	Industrial and Commercial Bank of China (Asia), Ltd.	1,909,000	1,307,117
#	Jingwei Textile Machinery Co., Ltd.	552,000	77,320
* #	Kingway Brewery Holdings, Ltd.	8,120,000	824,923
#	Lianhua Supermarket Holdings Co., Ltd.	1,590,000	2,719,833
	Lingbao Gold Co., Ltd.	2,806,000	792,803
#	Maanshan Iron and Steel Co., Ltd.	32,446,000	14,519,498
	Minmetals Resources, Ltd.	15,152,000	3,471,253
#	Neo-China Land Group (Holdings), Ltd.	9,446,000	6,160,487
#	Nine Dragons Paper Holdings, Ltd.	15,312,000	9,375,167
	PetroChina Co., Ltd. ADR	34,700	4,483,240
#	PICC Property and Casualty Co., Ltd.	4,400,000	2,484,287
	Qingling Motors Co., Ltd.	10,296,000	1,616,978
* #	Semiconductor Manufacturing International Corp.	201,908,000	9,427,861
*	Semiconductor Manufacturing International Corp. ADR	892,564	2,115,377
*	Shanghai Electric Group Co., Ltd.	44,430,000	18,292,284
	Shanghai Industrial Holdings, Ltd.	8,444,000	22,790,642
#	Shanghai Prime Machinery Co., Ltd.	7,076,000	1,179,180
#	Shenzhen International Holdings, Ltd.	124,107,500	9,780,396
	Shenzhen Investment, Ltd.	30,252,000	8,039,613
	Shenzhou International Group	917,000	194,980
#	Shimao Property Holdings, Ltd.	14,694,500	16,447,914
	SinoCom Software Group, Ltd.	585,000	68,672
#	Sinolink Worldwide Holdings, Ltd.	22,866,000	3,060,805
	Sinopec Kantons Holdings, Ltd.	7,806,000	1,134,195
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	214,180	6,703,834
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	29,676,000	3,345,494

#	Sinotrans, Ltd.	23,787,000	5,373,150
	Skyworth Digital Holdings, Ltd.	21,489,100	2,320,850
#	SRE Group, Ltd.	16,676,053	1,589,866
*	Stone Group Holdings, Ltd.	12,322,000	596,747
* #	TCL Communication Technology Holdings, Ltd.	19,687,000	376,471
* #	TCL Multimedia Technology Holdings, Ltd.	50,454,400	1,377,302
#	Tianjin Capital Environmental Protection	3,324,000	608,088
	TPV Technology, Ltd.	20,270,000	9,818,308
	Travelsky Technology, Ltd.	7,382,000	4,483,761
	Weiqiao Textile Co., Ltd.	6,712,000	5,320,462
#	Xiamen International Port Co., Ltd.	9,900,000	1,737,638
#	Xiwang Sugar Holdings Co., Ltd.	7,719,952	2,320,800
	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	438,355	7,583,542
*	Zhejiang Glass Co., Ltd.	2,290,000	1,132,592
#	ZTE Corp.	2,547,360	12,083,171
TOTAL — CHINA			719,487,828

CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
	CEZ A.S.	74,076	5,571,621
#	Telefonica 02 Czech Republic A.S.	1,089,123	33,634,624
	Unipetrol A.S.	1,051,073	12,769,179
TOTAL — CZECH REPUBLIC			51,975,424

HUNGARY — (2.0%)
COMMON STOCKS — (2.0%)
* #	Danubius Hotel & Spa NYRT	136,180	5,049,580
#	Egis Gyogyszergyar NYRT	114,012	9,311,350
* #	Fotex NYRT	983,285	3,642,427
#	MOL Hungarian Oil & Gas NYRT	959,094	103,030,483
* #	OTP Bank NYRT	141,692	6,354,645
* #	Pannonplast NYRT	550,140	4,110,005
*	RABA Automotive Holding NYRT	255,327	2,249,389
#	Richter Gedeon NYRT	95,345	18,894,737
* #	Synergon Information Systems	75,249	381,037
#	Tiszai Vegyi Kombinat NYRT	237,913	6,782,074
	Zwack Unicum NYRT	387	34,824
TOTAL — HUNGARY			159,840,551

INDIA — (9.7%)
COMMON STOCKS — (9.7%)
*	Abhishek Industries, Ltd.	92,524	30,805
*	Adani Enterprises, Ltd.	600,601	7,954,010
	Aditya Birla Nuvo, Ltd.	159,991	4,723,508
	Adlabs Films, Ltd.	86,755	958,438
	Aftek, Ltd.	420,648	372,205
*	Agro Tech Foods, Ltd.	136,705	401,926
	Alembic, Ltd.	619,600	589,427
*	Allahabad Bank, Ltd.	394,280	556,984
	Alok Industries, Ltd.	736,832	677,838

	Ambuja Cements, Ltd.	3,753,732	6,816,677
	Amtek Auto, Ltd.	314,027	1,259,109
*	Andhra Bank	49,000	61,749
	Apollo Hospitals Enterprise, Ltd.	153,288	1,687,673
	Apollo Tyres, Ltd.	1,751,970	1,553,100
*	Arvind Mills, Ltd.	1,330,891	882,192
	Ashapura Minechem, Ltd.	36,874	97,228
	Ashok Leyland, Ltd.	6,035,668	4,563,525
	Asian Hotels, Ltd.	2,100	20,963
	Aurobindo Pharma, Ltd.	215,126	1,528,163
	Avaya GlobalConnect, Ltd.	21,933	66,981
	Axis Bank, Ltd.	484,801	7,889,511
	Bajaj Auto Finance, Ltd.	90,482	273,909
	Bajaj Auto, Ltd. (6124142)	66,284	730,249
	Bajaj Auto, Ltd. (B2QKXW0)	66,284	886,502
	Bajaj Finserv, Ltd.	66,284	808,126
	Bajaj Hindusthan, Ltd.	722,649	2,777,523
	Balaji Telefilms, Ltd.	204,578	778,842
	Ballarpur Industries, Ltd.	2,658,186	1,992,821
	Balmer Lawrie & Co., Ltd.	48,430	428,894
*	Balrampur Chini Mills, Ltd.	1,305,727	2,723,342
	Bank of Maharashtra, Ltd.	410,000	321,716
	Bank of Rajasthan, Ltd.	439,521	792,337
	Bata India, Ltd.	98,732	371,615
	BEML, Ltd.	104,405	1,725,071
	Bharat Forge, Ltd.	286,820	1,727,188
*	Bharati Shipyard, Ltd.	30,210	203,003
	Bhushan Steel & Strips, Ltd.	146,706	2,778,031
	Biocon, Ltd.	279,071	2,477,443
	Blue Star Infotech, Ltd.	12,900	20,013
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	777,819
	Cadila Healthcare, Ltd.	19,500	142,504
*	Cairn India, Ltd.	2,162,402	12,159,249
	Ceat, Ltd.	94,352	161,134
	Century Enka, Ltd.	133,495	295,016
	Century Textiles & Industries, Ltd.	191,952	2,028,106
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	3,724,100
*	Chi Investments, Ltd.	34,117	24,538
	Cholamandalam DBS Finance, Ltd.	477	1,086
	City Union Bank, Ltd.	839,100	511,031
	Clariant Chemicals (India), Ltd.	2,398	12,342
	Coromandel Fertilisers, Ltd.	136,536	547,205
	Cranes Software International, Ltd.	313,759	882,272
	Cummins India, Ltd.	50,000	359,836
	Dalmia Cement (Bharat), Ltd.	28,800	141,728
	DCM Shriram Consolidated, Ltd.	210,988	280,454
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	795,725
*	Dhampur Sugar Mills, Ltd.	79,165	110,531
*	Dish TV India, Ltd.	617,884	515,950
	D-Link (India), Ltd.	118,369	251,428
	Dr. Reddy’s Laboratories, Ltd.	617,398	8,123,616
	Dr. Reddy’s Laboratories, Ltd. ADR	89,614	1,224,127

	E.I.D. - Parry (India), Ltd.	357,212	1,836,067
	Eicher Motors, Ltd.	28,098	180,451
	EIH, Ltd.	894,287	2,967,918
	Elder Pharmaceuticals, Ltd.	97,715	738,690
	Electrosteel Casings, Ltd.	513,690	370,710
	Elgi Equipments, Ltd.	174,405	196,034
*	Escorts, Ltd.	388,991	710,940
	Essel Propack, Ltd.	442,637	249,317
*	Eveready Industries (India), Ltd.	351,390	317,419
	Everest Industries, Ltd.	23,275	51,607
	Exide Industries, Ltd.	1,150,517	1,821,534
	FAG Bearings (India), Ltd.	500	4,201
	FDC, Ltd.	179,858	136,122
	Federal Bank, Ltd.	1,021,848	4,949,920
	Finolex Cables, Ltd.	537,055	614,597
	Finolex Industries, Ltd.	695,629	862,553
	Gammon India, Ltd.	111,404	551,785
	Garden Silk Mills, Ltd.	52,000	63,811
	Geometric, Ltd.	73,022	96,492
*	Gitanjali Gems, Ltd.	186,343	1,009,346
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	83,578
*	Goetze (India), Ltd.	9,785	12,966
	Graphite India, Ltd.	89,000	118,062
	Great Eastern Shipping Co., Ltd.	825,643	7,158,445
	Great Offshore, Ltd.	136,410	1,637,701
	GTL, Ltd.	658,870	2,976,974
	Gujarat Alkalies & Chemicals, Ltd.	471,803	1,736,266
	Gujarat Fluorochemicals, Ltd.	101,490	468,861
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,710,786
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	1,785,357
	H.E.G., Ltd.	129,459	699,179
	HCL Infosystems, Ltd.	209,000	562,180
	HCL Technologies, Ltd.	499,200	2,627,994
	HDFC Bank, Ltd.	241,906	6,990,413
#	HDFC Bank, Ltd. ADR	47,240	4,274,748
	Hexaware Technologies, Ltd.	76,915	81,628
*	Himachal Futuristic Communications, Ltd.	504,605	175,091
*	Himatsingka Seide, Ltd.	137,216	157,268
	Hinduja Ventures, Ltd.	65,909	301,687
	Hindustan Construction Co., Ltd.	1,016,128	2,177,952
*	Hindustan Motors, Ltd.	383,680	211,398
	Hindustan Sanitaryware & Industries, Ltd.	24,608	20,337
	Hotel Leelaventure, Ltd.	1,602,335	1,158,834
	HTMT Global Solutions, Ltd.	65,909	374,135
	ICI India, Ltd.	47,767	539,365
	ICICI Bank, Ltd. Sponsored ADR	1,639,258	50,849,783
	IDBI Bank, Ltd.	3,178,422	5,991,291
	India Cements, Ltd.	1,297,654	4,054,557
	India Glycols, Ltd.	115,658	536,779
	Indiabulls Financial Services, Ltd.	6,234	35,084
	Indiabulls Securities, Ltd.	6,234	9,030
	Indian Hotels Co., Ltd.	3,531,468	6,126,183

	Indian Oil Corp., Ltd.	8,798	79,702
	Indo Rama Synthetics (India), Ltd.	202,314	108,983
	Indoco Remedies, Ltd.	500	2,939
*	IndusInd Bank, Ltd.	1,816,067	2,457,444
	INEIS ABS India, Ltd.	32,052	105,461
	Infrastructure Development Finance Co., Ltd.	2,234,916	4,619,798
	Ipca Laboratories, Ltd.	94,786	1,248,458
*	IVRCL Infrastructures & Projects, Ltd.	448,807	3,096,284
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	372,717
	Jammu & Kashmir Bank, Ltd.	222,503	2,534,725
*	JBF Industries, Ltd.	35,983	70,289
	Jet Airways (India), Ltd.	244,572	2,605,620
	Jindal Poly Films, Ltd.	21,594	127,614
	Jindal Saw, Ltd.	162,712	2,135,396
	Jindal Stainless, Ltd.	774,612	2,150,149
	Jindal Steel & Power, Ltd.	566,145	24,347,360
	JK Tyre and Industries, Ltd.	158,673	315,400
	JSW Steel, Ltd.	1,091,845	18,889,399
	Jubilant Organosys, Ltd.	138,688	1,131,455
	Karnataka Bank, Ltd.	281,428	890,372
	Karur Vysya Bank, Ltd.	87,485	674,757
	Kesoram Industries, Ltd.	204,223	1,231,621
	Kirloskar Oil Engines, Ltd.	458,360	935,063
	Lakshmi Machine Works, Ltd.	3,835	93,198
*	Landmark Property Development Co., Ltd.	246,234	102,002
	LIC Housing Finance, Ltd.	423,699	3,130,952
	Maharashtra Scooters, Ltd.	13,612	62,957
	Mahindra & Mahindra, Ltd.	834,282	10,894,503
	Mahindra Lifespace Developers, Ltd.	92,412	969,942
	Maruti Suzuki India, Ltd.	544,780	7,970,981
	Mastek, Ltd.	83,250	673,725
*	Matrix Laboratories, Ltd.	490,684	1,725,722
	Megasoft, Ltd.	60,998	99,533
	Mercator Lines, Ltd.	153,434	276,256
	Merck, Ltd.	29,241	230,470
	MIRC Electronics, Ltd.	229,924	84,220
	Mirza International, Ltd.	5,000	1,573
	Monnet Ispat, Ltd.	72,865	834,465
	Monsanto India, Ltd.	1,817	67,941
	Moser Baer (India), Ltd.	872,302	2,000,266
	Mphasis, Ltd.	292,087	1,595,976
	MRF, Ltd.	17,453	1,397,434
	Mukand, Ltd.	379,410	684,781
	Mukta Arts, Ltd.	30,300	58,643
	Nagarjuna Construction Co., Ltd.	574,251	1,620,215
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,450,335	2,105,750
*	Nahar Capital & Financial Services, Ltd.	51,549	47,027
	Nahar Spinning Mills, Ltd.	51,549	48,824
	Natco Pharma, Ltd.	108,241	188,505
	Navneet Publications (India), Ltd.	118,740	179,314
*	Netflier Finco, Ltd.	39,668	22,645
	NIIT Technologies, Ltd.	190,440	493,238

	NIIT, Ltd.	149,557	302,772
*	Nirma, Ltd.	286,992	864,714
	NOCIL, Ltd.	981,740	543,246
*	OCL India, Ltd.	82,078	182,721
*	OCL Iron & Steel, Ltd.	246,234	80,705
*	Omax Autos, Ltd.	64,810	58,415
*	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,481,132
	Orient Paper and Industries, Ltd.	53,000	41,671
	Panacea Biotec, Ltd.	39,063	258,680
	Patni Computer Systems, Ltd.	315,650	1,644,373
	Petronet LNG, Ltd.	1,859,989	2,497,563
	Polaris Software Lab, Ltd.	396,842	906,481
	Prism Cements, Ltd.	358,139	282,764
	PSL, Ltd.	62,792	447,481
	PTC India, Ltd.	184,837	325,948
	Punjab Tractors, Ltd.	72,971	300,438
	Rain Commodities, Ltd.	215,083	1,050,767
	Rallis India, Ltd.	15,926	196,504
	Raymond, Ltd.	288,315	1,261,466
*	REI Agro, Ltd.	195,681	6,218,196
	Reliance Capital, Ltd.	339,307	10,510,753
*	Reliance Communications, Ltd.	4,291,822	38,332,415
	Reliance Industries, Ltd.	4,888,665	236,447,769
*	Reliance Natural Resources, Ltd.	3,800,245	8,097,649
*	Rico Auto Industries, Ltd.	160,452	65,718
	Rolta India, Ltd.	643,272	4,745,779
	Ruchi Soya Industries, Ltd.	941,355	1,660,412
*	SEAMEC, Ltd.	51,335	133,574
	Sesa GOA, Ltd.	87,000	311,265
*	Sesa GOA, Ltd. Bonus Shares	87,000	315,050
	Shasun Chemicals & Drugs, Ltd.	69,986	51,585
	Shriram Transport Finance Co., Ltd.	105,855	815,086
*	Sicagen India, Ltd.	3,414	1,006
*	Sical Logistics, Ltd.	3,414	6,743
	SKF India, Ltd.	15,701	83,378
	Sona Koyo Steering Systems, Ltd.	59,284	37,918
	Sonata Software, Ltd.	457,576	292,732
	South India Bank, Ltd.	219,375	556,633
*	SREI Infrastructure Finance, Ltd.	645,356	1,609,601
	SRF, Ltd.	266,306	797,564
*	State Bank of India	339,956	10,768,609
	Sterlite Industries (India), Ltd. Series A	1,436,564	20,312,931
	Sterlite Technologies, Ltd.	274,890	1,132,521
*	Strides Arcolab, Ltd.	126,300	556,320
	Subros, Ltd.	73,890	51,649
	Sundram Fastners, Ltd.	38,520	23,189
	Supreme Petrochem, Ltd.	101,631	44,940
	Swaraj Engines, Ltd.	14,132	59,720
	Syndicate Bank	1,271,548	1,695,833
	Tata Chemicals, Ltd.	1,092,020	8,127,639
	Tata Investment Corp., Ltd.	57,960	627,660
	Tata Metaliks, Ltd.	26,681	84,633

	Tata Motors, Ltd.	405,012	4,035,219
#	Tata Motors, Ltd. Sponsored ADR	136,518	1,346,067
	Tata Steel, Ltd.	2,285,578	30,916,020
	Tata Tea, Ltd.	257,458	4,120,021
	Tele Data Informatics, Ltd.	397,517	128,024
*	Teledata Marine Solutions, Ltd.	267,258	208,344
*	Teledata Technology Solution	267,258	208,344
	Trent, Ltd.	14,497	168,004
	Tube Investments of India, Ltd.	486,775	526,356
	TVS Motor Co., Ltd.	1,082,101	792,882
*	Ucal Fuel Systems, Ltd.	24,245	29,115
	Unichem Laboratories, Ltd.	64,206	290,527
*	United Phosphorus, Ltd.	265,155	2,010,775
	Usha Martin, Ltd.	1,017,075	1,777,219
*	Uttam Galva Steels, Ltd.	305,386	275,077
	Vardhman Textiles, Ltd.	88,383	170,713
	Varun Shipping Co.	549,032	834,820
	Videocon Industries, Ltd.	35,767	219,558
	Videsh Sanchar Nigam, Ltd.	794,705	7,429,311
#	Videsh Sanchar Nigam, Ltd. ADR	37,900	705,319
*	Welspun India, Ltd.	37,142	32,078
	Welspun-Gujarat Stahl Rohren, Ltd.	572,923	4,126,105
*	Wire & Wireless India, Ltd.	434,815	222,096
	Wockhardt, Ltd.	118,639	533,754
	Wyeth, Ltd.	6,540	65,232
	Zee Entertainment Enterprises, Ltd.	1,795,929	8,816,487
	Zee News, Ltd.	726,155	695,411
	Zensar Technologies, Ltd.	68,072	211,978
	Zuari Industries, Ltd.	127,958	928,618
TOTAL COMMON STOCKS			768,871,709

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	150,590
	Tata Steel, Ltd.	1,714,184	3,582,599
TOTAL PREFERRED STOCKS			3,733,189

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 05/06/09	130	31
TOTAL — INDIA			772,604,929

INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
*	PT Agis Tbk	2,012,000	55,502
*	PT Apac Citra Centretex Tbk	774,000	5,550
	PT Apexindo Pratama Tbk	9,171,500	2,171,851
	PT Asahimas Flat Glass Tbk	5,333,500	1,469,089
	PT Astra Graphia Tbk	18,289,000	823,489
	PT Astra International Tbk	21,595,000	48,631,461
*	PT Bakrie & Brothers Tbk	98,676,250	3,701,094

*	PT Bakrieland Development Tbk	162,850,250	6,155,586
	PT Bank Central Asia Tbk	7,000,000	2,406,607
	PT Bank CIMB Niaga Tbk	82,397,500	7,938,179
	PT Bank Danamon Indonesia Tbk	12,316,000	7,202,703
*	PT Bank Pan Indonesia Tbk	134,455,826	13,540,174
	PT Berlian Laju Tanker Tbk	53,173,300	10,167,561
	PT Bhakti Investama Tbk	57,723,175	2,502,589
	PT Budi Acid Jaya Tbk	22,530,000	709,347
*	PT Charoen Pokphand Indonesia Tbk	31,682,166	3,093,047
*	PT Ciputra Surya Tbk	17,718,000	901,039
*	PT Clipan Finance Indonesia Tbk	12,461,000	425,940
*	PT Davomas Adabi Tbk	139,739,500	2,664,088
*	PT Dynaplast Tbk	3,040,000	265,792
	PT Enseval Putera Megatrading Tbk	11,535,000	621,223
*	PT Ever Shine Textile Tbk	19,347,215	143,783
	PT Global Mediacom Tbk	1,945,500	81,252
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	2,198,500	1,543,245
*	PT Hero Supermarket Tbk	220,000	96,175
*	PT Holcim Indonesia Tbk	13,611,000	1,698,865
	PT Indocement Tunggal Prakarsa Tbk	1,761,000	1,223,872
	PT Indofood Sukses Makmur Tbk	50,161,500	12,216,022
	PT Indo-Rama Synthetics Tbk	7,901,320	617,922
	PT International Nickel Indonesia Tbk	50,502,500	20,403,133
	PT Jaya Real Property Tbk	25,528,000	2,613,274
	PT Kalbe Farma Tbk	30,353,500	2,471,403
*	PT Kawasan Industry Jababeka Tbk	110,277,000	1,419,318
	PT Lautan Luas Tbk	2,102,000	243,762
	PT Lippo Karawaci Tbk	101,986,000	8,561,910
	PT Matahari Putra Prima Tbk	35,296,900	2,146,420
	PT Mayorah Indah Tbk	8,807,572	1,385,036
*	PT Medco Energi International Tbk	30,744,000	16,321,713
	PT Mitra Adiperkasa Tbk	3,033,000	174,705
*	PT Modern Photo Tbk	1,266,500	44,293
*	PT Panasia Indosyntec Tbk	403,200	17,626
*	PT Panin Insurance Tbk	30,688,500	1,100,632
*	PT Panin Life Tbk	56,523,500	1,472,163
	PT Petrosea Tbk	76,000	48,590
*	PT Polychem Indonesia Tbk	14,413,500	352,627
	PT Ramayana Lestari Sentosa Tbk	3,531,500	299,340
	PT Samudera Indonesia Tbk	415,500	247,706
	PT Selamat Semp Tbk	10,624,000	998,540
	PT Semen Gresik Tbk	61,398,910	26,959,540
	PT Sinar Mas Agro Resources & Technology Tbk	8,060,400	3,154,643
*	PT Sumalindo Lestari Jaya Tbk	1,026,000	91,182
	PT Summarecon Agung Tbk	15,441,000	552,264
*	PT Sunson Textile Manufacturer Tbk	6,012,000	164,262
*	PT Suparma Tbk	3,995,345	101,583
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	40,568
*	PT Suryainti Permata Tbk	17,378,000	550,778
	PT Tempo Scan Pacific Tbk	3,214,500	187,861

	PT Tigaraksa Satria Tbk	718,200	23,548
	PT Trias Sentosa Tbk	29,527,200	691,224
	PT Trimegah Sec Tbk	34,298,000	856,234
	PT Tunas Ridean Tbk	11,363,500	1,237,299
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	900,889
	PT Unggul Indah Cahaya Tbk	371,435	104,022
TOTAL — INDONESIA			229,011,135

ISRAEL — (2.4%)
COMMON STOCKS — (2.4%)
*	Afcon Industries, Ltd.	1,451	9,965
	Africa Israel Industries, Ltd.	7,006	373,839
*	Ashtrom Properties, Ltd.	171,400	162,446
*	AudioCodes, Ltd.	15,600	61,791
*	AudioCodes, Ltd. ADR	82,926	344,143
	Azorim Investment Development & Construction Co., Ltd.	294,564	2,188,391
	Bank Hapoalim B.M.	13,953,263	54,275,045
	Bank Leumi Le-Israel	13,378,631	55,178,751
	Bank of Jerusalem, Ltd.	71,150	120,587
	Baran Group, Ltd.	89,091	1,114,136
	Blue Square Chain Investments and Properties, Ltd.	33,400	165,227
	Clal Industries, Ltd.	773,796	3,007,485
	Clal Insurance Enterprise Holdings, Ltd.	318,868	5,505,675
*	Delta-Galil Industries, Ltd.	96,180	437,229
	Dexia Isreal, Ltd.	1,050	92,952
	Discount Investment Corp.	279,027	6,240,739
	Elbit Medical Imaging, Ltd.	141,338	4,018,506
*	Electra (Israel), Ltd.	13,104	1,480,430
*	Elron Electronic Industries, Ltd.	270,512	1,763,773
*	Feuchtwanger Investments, Ltd.	10,500	35
*	First International Bank of Israel, Ltd. (6123804)	740,200	1,506,306
*	First International Bank of Israel, Ltd. (6123815)	289,898	3,009,858
	Formula Systems, Ltd.	91,685	979,084
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	372,487
*	Hadera Paper, Ltd.	22,878	1,517,737
*	Harel Insurance Investments & Finances, Ltd.	109,497	4,766,824
	IDB Development Corp., Ltd. Series A	148,779	3,246,561
	Industrial Building Corp., Ltd.	922,044	1,764,323
	Israel Cold Storage & Supply Co., Ltd.	7,000	56,414
*	Israel Petrochemical Enterprises, Ltd.	194,516	1,006,054
*	Israel Steel Mills, Ltd.	97,000	1,056
*	Jerusalem Oil Exploration, Ltd.	27,096	264,358
*	Kardan Israel, Ltd.	2,237	6,186
*	Knafaim Arkia Holdings, Ltd.	117,857	736,583
	Koor Industries, Ltd.	146,769	6,452,817
	Leader Holding & Investments, Ltd.	197,439	232,890
	Liberty Properties, Ltd.	3,457	32,373
	Makhteshim-Agan Industries, Ltd.	223,680	1,510,250
*	Menorah Mivtachim Holdings, Ltd.	13,846	100,231
*	Mer Industries, Ltd.	19,959	106,659

	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	73,068
*	Metalink, Ltd.	11,000	11,081
	Middle East Tube Co., Ltd.	18,000	38,584
*	Miloumor, Ltd.	97,997	120,447
*	Minrav Holdings, Ltd.	2,000	93,220
	Mivtach Shamir Holdings, Ltd.	10,944	333,232
*	Naphtha Israel Petroleum Corp.	407,900	146,346
*	OCIF Investments and Development, Ltd.	14,180	204,146
*	Orckit Communications, Ltd.	109,096	703,873
	Property and Building Corp., Ltd.	15,803	1,100,195
*	Retalix, Ltd.	112,949	1,345,906
	Scailex Corp., Ltd.	416,611	3,017,574
*	Suny Electronic Inc., Ltd.	90,241	290,635
	Super-Sol, Ltd. Series B	780,479	3,601,198
	Team Computer & Systems, Ltd.	6,937	143,252
*	The Israel Land Development Co., Ltd.	176,934	838,601
*	Tower Semiconductor, Ltd.	578,773	410,226
*	TTI Team Telecom International, Ltd. ADR	18,170	30,526
*	Union Bank of Israel, Ltd.	491,126	2,103,012
	United Mizrahi Bank, Ltd.	1,668,599	10,609,614
	Urdan Industries, Ltd.	526,698	683,173
TOTAL — ISRAEL			190,108,105

MALAYSIA — (3.2%)
COMMON STOCKS — (3.2%)
	A&M Realty Berhad	854,200	118,732
*	Advanced Synergy Capital Berhad	153,500	20,365
	Affin Holdings Berhad	9,805,900	5,324,703
*	Airasia Berhad	2,630,000	833,095
	Alliance Financial Group Berhad	5,187,100	4,129,394
	Aluminum Co. of Malaysia Berhad	250,000	75,591
*	AMBD Berhad	2,782,700	130,570
	AMMB Holdings Berhad	21,388,662	19,185,792
	Ancom Berhad	413,437	102,693
	Ann Joo Resources Berhad	1,178,400	1,128,078
	APM Automotive Holdings Berhad	1,024,700	603,450
	Apollo Food Holdings Berhad	198,400	148,456
*	Asas Dunia Berhad	524,700	112,639
*	Asia Pacific Land Berhad	5,644,300	496,192
	Asiatic Development Berhad	1,918,900	3,153,490
	Bandar Raya Developments Berhad	3,669,100	1,644,074
	Batu Kawan Berhad	2,309,250	5,628,736
	Berjaya Corp. Berhad	15,708,680	3,521,700
	Berjaya Land Berhad	3,273,000	4,225,935
	Bernas Padiberas Nasional Berhad	4,807,300	1,975,510
	Bimb Holdings Berhad	1,544,700	485,535
	Bina Darulaman Berhad	118,000	26,992
	Binaik Equity Berhad	149,800	26,946
	Bolton Properties Berhad	1,277,400	308,008
	Boustead Holdings Berhad	3,343,400	4,900,879
	Cahya Mata Sarawak Berhad	1,401,400	719,737

	Chemical Co. of Malaysia Berhad	311,000	265,460
	Chin Teck Plantations Berhad	296,600	604,685
	Choo Bee Metal Industries Berhad	339,700	207,266
*	Country Heights Holdings Berhad	174,000	45,042
	Cycle & Carriage Bintang Berhad	249,800	150,824
*	Damansara Realty Berhad	2,425,600	120,752
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	197,935
	DNP Holdings Berhad	1,431,800	395,926
	DRB-Hicom Berhad	7,715,700	2,237,789
	Eastern & Oriental Berhad (6468754)	1,863,766	558,678
	Eastern & Oriental Berhad (B19ZLW1)	283,149	91,783
	Eastern Pacific Industrial Corp. Berhad	497,700	201,950
	ECM Libra Avenue Berhad	6,220,730	983,188
	EON Capital Berhad	1,707,807	2,216,924
	Esso Malaysia Berhad	905,500	692,411
	Far East Holdings Berhad	388,800	771,596
	Focal Aims Holdings Berhad	424,000	31,193
*	Fountain View Development Berhad	2,573,200	166,820
	Gamuda Berhad	9,077,000	6,871,508
	General Corp. Berhad	1,681,400	448,109
	Globetronics Technology Berhad	360,000	23,258
	Glomac Berhad	1,609,100	349,493
	Gold IS Berhad	1,598,600	675,996
*	Golden Plus Holdings Berhad	201,000	97,139
	Gopeng Berhad	273,900	58,543
	Grand United Holdings Berhad	1,387,700	244,388
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	200,617
	Hap Seng Consolidated Berhad	1,779,200	1,321,122
	Hong Leong Financial Group Berhad	1,249,437	1,784,054
	Hong Leong Industries Berhad	1,225,800	1,415,992
	Hume Industries (Malaysia) Berhad	537,667	588,266
	Hunza Properties Berhad	1,033,300	424,788
	Hwang-DBS (Malaysia) Berhad	908,700	431,731
	IGB Corp. Berhad	11,062,600	4,375,624
*	IJM Corp. Berhad	5,666,500	8,387,978
*	IJM Land Berhad	742,900	239,993
	IJM Plantations Berhad	115,400	84,652
*	Insas Berhad	3,779,000	387,208
	Integrated Logistics Berhad	1,222,800	287,138
	IOI Corp. Berhad	1,852,500	2,772,972
	IOI Properties Berhad	27,200	37,421
*	Jaks Resources Berhad	3,438,000	586,870
	Jaya Tiasa Holdings Berhad	1,185,135	1,108,133
	Jerneh Asia Berhad	425,120	187,567
	K & N Kenanga Holdings Berhad	2,209,100	428,550
*	Karambunai Corp. Berhad	6,839,800	140,453
	Keck Seng (Malaysia) Berhad	1,663,400	1,983,975
	Kian Joo Can Factory Berhad	3,566,680	1,319,218
*	KIG Glass Industrial Berhad	260,000	2,299
	Kim Hin Industry Berhad	453,800	160,395

	Kim Loong Resources Berhad	324,800	190,187
	KLCC Property Holdings Berhad	5,492,000	4,372,327
	Knusford Berhad	153,300	46,081
	KPJ Healthcare Berhad	1,570,300	1,514,350
	KrisAssets Holdings Berhad	250,377	196,579
	KSL Holdings Berhad	189,466	51,463
	Kuala Lumpur Kepong Berhad	2,100,050	7,339,267
*	Kub Malaysia Berhad	5,844,000	529,718
	Kuchai Development Berhad	345,600	82,114
	Kulim Malaysia Berhad	2,050,825	4,571,450
*	Kumpulan Europlus Berhad	1,702,900	122,750
	Kumpulan Fima Berhad	585,100	82,579
*	Kumpulan Hartanah Selangor Berhad	520,000	72,916
	Kwantas Corp. Berhad	246,000	206,041
*	Land & General Berhad	14,527,000	1,187,213
	Landmarks Berhad	1,497,200	596,589
*	LBS Bina Group Berhad	1,607,000	157,919
	Leader Universal Holdings Berhad	5,668,033	1,027,698
	Leong Hup Holdings Berhad	1,469,800	437,711
*	Lien Hoe Corp. Berhad	1,997,150	93,428
*	Lion Corp Berhad	2,717,500	393,094
	Lion Diversified Holdings Berhad	1,682,500	403,904
	Lion Industries Corp. Berhad	4,734,381	2,852,163
*	MAA Holdings Berhad	888,700	170,801
	Malaysia Building Society Berhad	419,000	178,253
	Malaysian Airlines System Berhad	437,067	433,358
	Malaysian Bulk Carriers Berhad	1,712,725	1,751,572
	Malaysian Mosaics Berhad	354,240	103,664
	Malaysian Resources Corp. Berhad	4,575,700	1,028,262
	Marco Holdings Berhad	1,710,000	54,589
	MBM Resources Berhad	487,533	344,007
*	Measat Global Berhad	377,500	158,715
	Mega First Corp. Berhad	1,101,700	347,918
	Melewar Industrial Group Berhad	1,294,300	276,851
	Merge Housing Berhad	58,952	9,791
	Metro Kajang Holdings Berhad	535,333	166,464
*	Metroplex Berhad	817,000	—
*	Mieco Chipboard Berhad	873,900	102,758
	MISC Berhad	285,000	720,964
	MK Land Holdings Berhad	6,778,500	356,994
	MMC Corp. Berhad	6,757,679	4,160,835
	MNRB Holdings Berhad	1,150,800	1,444,637
	MTD ACPI Engineering Berhad	2,193,100	319,349
	Muda Holdings Berhad	706,000	166,073
*	Muhibbah Engineering Berhad	748,000	433,055
	MUI Properties Berhad	1,314,000	61,698
*	Mulpha International Berhad	11,476,500	3,943,890
	Multi-Purpose Holdings Berhad	1,974,000	844,515
	MWE Holdings Berhad	458,000	117,130
*	Narra Industries Berhad	154,200	23,174
	NCB Holdings Berhad	2,381,700	2,101,599
	Negri Sembilan Oil Palms Berhad	167,600	197,453

	New Straits Times Press (Malaysia) Berhad	1,751,100	771,151
	NV Multi Corp. Berhad	671,800	137,906
*	Nylex (Malaysia) Berhad	328,550	107,864
	OKS Property Holdings Berhad	373,356	66,884
	Oriental Holdings Berhad	3,021,116	4,991,742
	Oriental Interest Berhad	170,000	66,627
	OSK Holdings Berhad	5,309,618	2,257,981
	OSK Ventures Interantional Berhad	66,000	24,863
	P.I.E. Industrial Berhad	323,600	443,679
	Pacific & Orient Berhad	283,365	101,881
*	Pan Malaysia Cement Works Berhad	1,271,800	72,492
	Panasonic Manufacturing Malaysia Berhad	339,180	1,168,144
*	Paracorp Berhad	252,000	743
	Paramount Corp. Berhad	203,900	137,855
	Parkson Holdings Berhad	2,519,790	3,450,790
	PBA Holdings Berhad	1,502,500	415,855
	Pelikan International Corp. Berhad	148,680	109,527
*	Permaju Industries Berhad	1,714,300	256,125
	Petronas Dagangan Berhad	970,900	1,912,241
	PJ Development Holdings Berhad	2,768,800	455,780
	PK Resources Berhad	5,300	1,198
	Pos Malaysia & Services Holdings Berhad	3,633,817	1,975,932
	PPB Group Berhad	6,909,466	19,072,087
*	Prime Utilities Berhad	46,000	3,931
*	Promet Berhad	140,000	—
	Protasco Berhad	282,200	58,929
*	Proton Holdings Berhad	3,652,500	3,216,971
*	Pulai Springs Berhad	159,800	55,095
*	Ramunia Holdings Berhad	2,434,780	1,210,397
	Ranhill Berhad	4,323,500	1,303,412
	RHB Capital Berhad	3,940,800	4,832,062
*	Salcon Berhad	574,000	79,824
*	Sapura Resources Berhad	286,800	18,149
	Sarawak Energy Berhad	4,746,700	3,182,995
	Sarawak Oil Palms Berhad	391,820	329,502
	Scientex Inc. Berhad	645,048	222,043
	Scomi Group Berhad	3,180,000	618,976
	Selangor Dredging Berhad	1,312,700	235,291
	Shangri-La Hotels (Malaysia) Berhad	738,000	377,967
	Shell Refining Co. Federation of Malaysia Berhad	217,100	702,978
	SHL Consolidated Berhad	1,008,700	401,280
*	Silverstone Corp. Berhad	8,690	166
	Sime Darby Berhad	132	264
	Southern Acids (Malaysia) Berhad	44,000	21,276
	Southern Steel Berhad	865,300	696,690
	Store Corp. Berhad	124,630	104,492
	Subur Tiasa Holdings Berhad	460,530	380,058
	Sunrise Berhad	1,538,784	691,692
	Sunway City Berhad	2,358,700	1,696,265
*	Sunway Holdings Berhad	4,077,900	1,068,832
	Suria Capital Holdings Berhad	590,800	320,850
	TA Enterprise Berhad	10,119,100	2,461,865

	Tahp Group Berhad	27,000	25,357
*	Talam Corp. Berhad	5,944,350	312,225
	Tamco Corp. Holdings Berhad	219,500	22,617
	Tan Chong Motor Holdings Berhad	5,338,300	2,578,610
	TDM Berhad	1,059,200	535,208
*	Tebrau Teguh Berhad	2,520,000	360,663
	Tekala Corp. Berhad	337,700	69,543
	TH Group Berhad	1,975,800	291,935
*	Time Dotcom Berhad	9,797,700	988,253
	Tiong Nam Transport Holdings Berhad	171,500	40,296
	Tradewinds (Malaysia) Berhad	844,200	890,258
	TSR Capital Berhad	157,900	44,468
	UAC Berhad	77,398	80,248
*	UEM World Berhad	3,852,300	2,821,825
	UMW Holdings Berhad	2,916,886	5,270,268
	Unico-Desa Plantations Berhad	4,011,228	1,094,901
	Unisem (M) Berhad	4,340,700	1,854,791
	United Malacca Rubber Estates Berhad	450,100	940,126
	United Plantations Berhad	678,200	2,376,134
*	Utama Banking Group Berhad	1,811,200	1,342,277
	Utusan Melayu (Malaysia) Berhad	449,500	103,442
	VS Industry Berhad	1,337,193	697,469
	Warisan TC Holdings Berhad	109,850	65,937
	WTK Holdings Berhad	2,299,250	1,156,181
	Yeo Hiap Seng (Malaysia) Berhad	355,320	153,354
	YTL Corp. Berhad	5,993,600	11,260,599
	YTL Power International Berhad	399,573	221,105
	Yu Neh Huat Berhad	2,169,400	994,527
	Zelan Berhad	1,937,000	986,798
TOTAL COMMON STOCKS			252,809,889

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	78,698
*	Malayan United Industries Berhad A2	1,526,067	80,947
TOTAL PREFERRED STOCKS			159,645

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	270,008
*	IJM Land Berhad Warrants 09/05/08	566,650	617,830
*	Jerneh Asia Berhad Warrants 07/26/12	159,420	16,090
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	784
*	OSK Property Warrants 04/05/09	93,339	5,364
*	Salcon Berhad Warrants 05/17/14	80,000	4,715
*	Sarawak Oil Palms Warrants 01/19/11	53,568	33,149
	Symphony House Berhad Warrants 2009	510,960	40,473
TOTAL RIGHTS/WARRANTS			988,413

TOTAL — MALAYSIA			253,957,947

MEXICO — (8.0%)
COMMON STOCKS — (8.0%)
#	Alfa S.A.B. de C.V. Series A	5,673,564	29,574,095
* #	Alsea de Mexico S.A.B. de C.V.	197,000	216,106
#	Cemex S.A.B. de C.V. Sponsored ADR	8,823,324	176,907,646
#	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	264,600	15,013,404
#	Consorcio ARA S.A.B. de C.V.	5,599,300	4,410,720
*	Consorcio Hogar S.A.B. de C.V. Series B	707,031	211,090
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	7,880,200	19,672,241
* #	Corporacion GEO S.A.B. de C.V. Series B	2,299,832	6,732,143
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	2,870,103
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	2,777
	Corporacion Moctezuma S.A.B. de C.V.	111,200	254,675
	Corporativo Fragua S.A.B. de C.V. Series B	70	933
*	Dine S.A.B. de C.V.	1,818,367	1,384,631
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	106,975
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,597,822
#	Embotelladora Arca S.A.B. de C.V., Mexico	528,303	1,818,767
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,877
* #	Empresas ICA S.A.B. de C.V.	2,318,272	10,415,907
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	623,989	11,213,082
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	6,387,171
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,370,715	60,887,160
*	GMD Resorts S.A.B. de C.V.	41,400	22,547
* #	Gruma S.A.B. de C.V. ADR	85,416	974,597
* #	Gruma S.A.B. de C.V. Series B	3,858,916	10,901,900
* #	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	383,200	722,966
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	461,489	13,147,822
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	3,465,068
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	221,543	10,532,154
#	Grupo Carso S.A.B. de C.V. Series A-1	12,472,951	48,883,803
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,821,092	12,263,530
	Grupo Continental S.A.B. de C.V.	2,240,279	5,446,692
#	Grupo Financiero Inbursa S.A. de C.V. Series O	11,287,215	39,450,780
	Grupo Gigante S.A.B. de C.V. Series B	324,076	504,264
	Grupo Herdez S.A.B. de C.V.	319,000	434,320
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	2,386,725
	Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	1,866,108
* #	Grupo Iusacell S.A.B. de C.V.	141,200	1,373,174
*	Grupo Kuo S.A.B. de C.V. Series B	2,038,967	1,328,543
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	109,737
#	Grupo Mexico S.A.B. de C.V. Series B	9,065,573	15,102,310
	Grupo Nutrisa S.A. de C.V.	428	499
	Grupo Posadas S.A. de C.V. Series L	356,000	519,316
*	Grupo Qumma S.A. de C.V. Series B	5,301	93
*	Grupo Simec, S.A. de C.V.	241,000	1,066,398
*	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	6,618,915	9,018,113
#	Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,999,204
* #	Industrias CH S.A.B. de C.V. Series B	4,916,952	22,904,573
	Industrias Penoles S.A.B. de C.V.	1,256,755	20,765,133
* #	Organizacion Soriana S.A.B. de C.V. Series B	16,168,600	50,316,812

*	Qualitas Compania de Seguros S.A. de C.V.	1,696,700	886,074
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	934
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	2,889
*	Savia S.A. de C.V.	3,457,285	268,977
* #	Urbi, Desarrollos Urbanos, S.A. de C.V.	2,602,450	7,294,022
#	Vitro S.A.B. de C.V.	3,219,986	3,976,934
#	Vitro S.A.B. de C.V. Sponsored ADR	325,436	1,197,604
TOTAL — MEXICO			638,819,940

PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
	A. Soriano Corp.	20,195,000	1,277,840
	Alaska Milk Corp.	7,953,000	855,520
*	Alsons Consolidated Resources, Inc.	16,904,000	241,761
*	Bacnotan Consolidated Industries, Inc.	2,575,998	589,088
	Banco de Oro- EPCI, Inc.	5,115,420	4,586,102
*	Belle Corp.	31,340,000	503,333
*	Benpres Holdings Corp.	560,000	15,399
	Cebu Holdings, Inc.	7,763,250	386,531
*	Digital Telecommunications Phils., Inc.	96,987,000	3,023,475
	DMCI Holdings, Inc.	5,724,000	620,093
*	Empire East Land Holdings, Inc.	24,860,000	231,466
*	Export & Industry Bank, Inc.	14,950	88
	Filinvest Development Corp.	6,763,500	287,915
	Filinvest Land, Inc.	202,250,156	3,445,397
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,481,900	1,475,756
*	House of Investments, Inc.	700,000	23,975
	Megaworld Properties & Holdings, Inc.	103,833,600	3,254,980
	Metro Bank & Trust Co.	7,308,120	5,981,792
*	Mondragon International Philippines, Inc.	2,464,000	6,708
*	Philippine National Bank	3,561,400	2,463,352
*	Philippine National Construction Corp.	398,900	42,570
*	Philippine Realty & Holdings Corp.	20,930,000	163,330
	Philippine Savings Bank	1,232,313	1,207,755
*	Philippine Townships, Inc.	226,199	455
*	Prime Media Holdings, Inc.	409,000	4,899
*	Prime Orion Philippines, Inc.	13,400,000	86,721
	RFM Corp.	4,976,400	48,335
	Rizal Commercial Banking Corp.	1,362,699	500,500
	Robinson’s Land Corp. Series B	7,917,700	1,300,168
	Security Bank Corp.	2,101,610	2,709,176
	Semirara Mining Corp.	141,700	154,703
	Shang Properties, Inc.	614,285	22,648
	SM Development Corp.	28,566,248	1,347,884
*	Solid Group, Inc.	19,668,000	214,178
	Union Bank of the Philippines	821,942	561,365
	Universal Robina Corp.	17,943,645	4,079,854
TOTAL — PHILIPPINES			41,715,112

POLAND — (2.7%)
COMMON STOCKS — (2.7%)
	Agora SA	559,848	7,162,208
*	Amica Wronki SA	174,355	821,803
	Asseco Poland SA	420,271	11,433,729
	Bank Millennium SA	5,515,278	16,761,385
	Bank Pekao SA	41,481	3,295,723
*	Bank Przemyslowo Handlowy BPH SA	31,051	991,467
*	Bioton SA	13,034,445	2,395,602
*	Boryszew SA	268,708	361,410
*	Budimex SA	100,539	3,821,403
*	Cersanit SA	11,868	83,454
	Ciech SA	85,714	2,123,670
	Debica SA	111,346	3,623,582
*	Dom Development SA	6,438	105,435
*	Echo Investment SA	1,364,004	2,682,293
	Elektrobudowa SA	29,635	2,343,135
*	Elstar Oils SA	58,828	138,672
	Emperia Holding SA	7,412	264,048
*	Fabryki Mebli Forte SA	70,159	175,800
*	Farmacol SA	3,734	50,872
*	Ferrum SA	4,233	16,779
*	Getin Holdings SA	195,946	834,752
	Grupa Kety SA	107,704	3,511,478
*	Grupa Lotos SA	839,119	10,009,364
	Impexmetal SA	6,026,700	5,705,305
	KGHM Polska Miedz SA	347,588	11,702,508
	Kredyt Bank SA	397,815	2,447,620
*	Kroscienskie Huty Szkla Krosno SA	63,425	41,206
*	Lentex SA	158,570	1,134,599
*	MNI SA	326,495	415,779
*	Mondi Packaging Paper Swiecie SA	11,049	179,145
*	Mostostal Export SA	796,009	756,053
*	Mostostal Warszawa SA	346,505	8,333,440
*	Mostostal Zabrze Holding SA	350,940	944,991
	Multimedia Polska SA	33,632	118,184
*	Netia Holdings SA	3,441,202	4,522,410
	Orbis SA	658,253	15,606,284
	Pfleiderer Grajewo SA	48,441	284,113
*	Polnord SA	61,155	1,255,168
*	Polski Koncern Miesny Duda SA	282,811	439,374
	Polski Koncern Naftowy Orlen SA	5,310,008	76,724,778
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	104,493	1,013,013
*	Raciborska Fabryka Kotlow SA	1,155,432	3,434,326
*	Stalexport SA	889,216	909,157
	Ster-Projekt SA	202,124	537,545
*	Sygnity SA	71,024	706,140
*	Synthos SA	3,552,009	1,411,692
*	Vistula SA	8,000	13,744
	Zelmer SA	3,000	59,284
TOTAL — POLAND			211,703,922

SOUTH AFRICA — (8.8%)
COMMON STOCKS — (8.8%)
	ABSA Group, Ltd.	2,315,325	32,687,098
	Advtech, Ltd.	620,958	330,281
	Aeci, Ltd.	1,312,463	11,418,395
	Afgri, Ltd.	2,289,187	1,694,310
	African Bank Investments, Ltd.	3,428,098	12,331,464
	African Rainbow Minerals, Ltd.	1,544,126	51,847,770
*	AG Industries, Ltd.	1,340,058	151,498
	Allied Electronics Corp., Ltd.	534,406	2,532,219
	Amalgamated Appliance Holdings, Ltd.	1,148,822	170,646
	ArcelorMittal South Africa, Ltd.	1,961,914	46,215,940
	Argent Industrial, Ltd.	912,044	1,268,995
	AST Group, Ltd.	968,701	104,296
	Aveng, Ltd.	2,632,366	22,616,969
	AVI, Ltd.	3,421,477	6,810,196
*	Avusa, Ltd. (6049494)	391,810	637,370
*	Avusa, Ltd. (B2QHHR4)	391,810	1,258,179
	Barloworld, Ltd.	1,989,791	17,623,027
	Bell Equipment, Ltd.	368,870	1,529,383
	Business Connexion Group	465,381	329,377
	Capitec Bank Holdings, Ltd.	143,752	551,164
	Caxton & CTP Publishers & Printers, Ltd.	2,202,030	3,275,882
	City Lodge Hotels, Ltd.	5,292	51,899
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	1,770,481	6,728,286
	Datacentrix Holdings, Ltd.	603,757	281,504
	Delta Electrical Industries, Ltd.	234,340	303,449
	Dimension Data Holdings P.L.C.	3,977,377	3,844,560
	Distell Group, Ltd.	669,882	4,098,186
*	Dorbyl, Ltd.	184,041	163,155
*	Durban Roodeport Deep, Ltd.	194,447	109,295
*	Enaleni Pharmaceuticals, Ltd.	1,656,967	559,667
	Enviroserv Holdings, Ltd.	259,484	547,137
*	Eqstra Holdings, Ltd.	829,977	1,536,495
	Exxaro Resources, Ltd.	79,202	1,180,719
	Freeworld Coatings, Ltd.	2,085,597	2,029,754
#	Gold Fields, Ltd.	180,152	1,648,462
	Gold Fields, Ltd. Sponsored ADR	5,439,635	49,500,678
	Gold Reef Resorts, Ltd.	344,218	803,790
	Grindrod, Ltd.	1,277,705	4,150,696
	Group Five, Ltd.	182,543	1,326,711
*	Harmony Gold Mining Co., Ltd.	3,132,040	27,313,436
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	418,320	3,643,567
	Highveld Steel & Vanadilum Corp., Ltd.	264,444	4,781,214
	Hudaco Industries, Ltd.	117,393	1,177,999
#	Hulamin, Ltd.	745,139	1,927,369
	Iliad Africa, Ltd.	76,658	85,961
	Illovo Sugar, Ltd.	489,612	1,622,401
	Imperial Holdings, Ltd.	816,562	5,715,732
	Investec, Ltd.	1,107,147	8,248,560

*	JCI, Ltd.	4,289,448	—
#	JD Group, Ltd.	1,098,696	4,286,962
	Kap International Holdings, Ltd.	1,207,660	313,257
	Lewis Group, Ltd.	915,728	4,568,259
	Liberty Group, Ltd.	1,541,031	14,060,087
*	M Cubed Holdings, Ltd.	1,850,526	48,081
	Medi-Clinic Corp., Ltd.	1,015,937	2,423,509
* #	Merafe Resources, Ltd.	9,658,781	3,496,466
	Metair Investments, Ltd.	1,067,031	1,110,097
*	Metorex, Ltd.	411,846	874,017
	Metropolitan Holdings, Ltd.	6,822,732	11,336,256
#	Mondi, Ltd.	393,880	2,551,115
	Murray & Roberts Holdings, Ltd.	1,455,198	19,639,837
	Mustek, Ltd.	520,141	237,539
	Mvelaphanda Group, Ltd.	3,184,289	2,684,827
	Nampak, Ltd.	4,846,349	9,245,456
	Naspers, Ltd. Series N	77,550	1,947,566
	Nedbank Group, Ltd.	2,424,600	32,751,859
	New Clicks Holdings, Ltd.	2,608,208	5,240,603
#	Northam Platinum, Ltd.	734,089	5,108,898
	Nu-World Holdings, Ltd.	158,299	338,517
	Oceana Group, Ltd.	482,566	1,177,960
	Omnia Holdings, Ltd.	399,385	4,199,521
	Palabora Mining Co., Ltd.	68,145	916,499
	Peregrine Holdings, Ltd.	665,741	1,093,158
	Pretoria Portland Cement Co., Ltd.	2,880,668	12,699,662
*	Product Co.	130,947	—
	PSG Group, Ltd.	675,809	1,611,783
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	74,549
	Sanlam, Ltd.	27,802,702	64,137,565
	Sappi, Ltd.	1,311,653	13,809,867
	Sappi, Ltd. Sponsored ADR	592,500	6,280,500
#	Sasol, Ltd. Sponsored ADR	1,288,723	70,866,878
	Spur Corp., Ltd.	171,875	145,025
	Steinhoff International Holdings, Ltd.	9,047,246	21,633,062
	Sun International, Ltd.	137,525	1,682,958
	Super Group, Ltd.	2,030,145	975,180
	Telkom South Africa, Ltd.	1,005,960	18,186,438
#	Telkom South Africa, Ltd. Sponsored ADR	5,288	382,428
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett, Ltd.	709,640	7,187,032
	Trans Hex Group, Ltd.	509,906	544,489
	Trencor, Ltd.	1,079,964	3,350,973
	UCS Group, Ltd.	1,309,466	364,225
	Value Group, Ltd.	874,662	255,037
TOTAL — SOUTH AFRICA			702,603,138

SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
#	Aekyung Petrochemical Co., Ltd.	19,060	420,183

*	Anam Electronics Co., Ltd.	24,280	67,456
#	Asia Cement Manufacturing Co., Ltd.	12,968	689,399
	Asia Paper Manufacturing Co., Ltd.	34,410	266,909
	AUK Corp.	40,090	73,200
#	Bing Grae Co., Ltd.	29,190	974,852
#	BNG Steel Co., Ltd	41,370	271,878
#	Bohae Brewery Co., Ltd.	8,830	133,402
	Boo Kook Securities Co., Ltd.	27,705	612,939
	Boryung Pharmaceutical Co., Ltd.	10,795	261,660
	BYC Co., Ltd.	810	163,010
	Byuck San Corp.	10,472	156,996
#	Byuck San Engineering and Construction Co., Ltd.	87,860	315,053
* #	C & Heavy Industries Co., Ltd.	59,460	128,136
#	Cambridge Members Co., Ltd.	8,070	89,082
#	Cheil Industrial, Inc.	95,804	4,539,284
	Cho Kwang Leather Co., Ltd.	13,660	81,329
	Cho Kwang Paint Co., Ltd.	24,260	49,517
*	Choil Aluminum Manufacturing Co., Ltd.	13,190	85,737
	Chon Bang Co., Ltd.	2,520	77,558
#	Choongwae Pharmaceutical Corp.	17,940	247,432
	Chosun Refractories Co., Ltd.	10,390	852,071
#	Chungho Comnet Co., Ltd.	20,090	334,036
*	CJ Cheiljedang Corp.	505	109,733
* #	CJ Corp.	90,342	4,729,765
* #	Comtec Systems Co., Ltd.	75,460	101,792
* #	Cosmochemical Co., Ltd.	47,640	252,896
#	Crown Confectionery Co., Ltd.	2,910	139,308
	Dae Chang Industrial Co., Ltd.	257,400	178,400
	Dae Dong Industrial Co., Ltd.	17,320	285,416
	Dae Hyun Co., Ltd.	192,600	96,874
#	Dae Sang Corp.	110,202	926,885
#	Dae Won Kang Up Co., Ltd.	238,400	405,519
* #	Dae Young Packaging Co., Ltd.	388,976	126,189
#	Daeduck Electronics Co., Ltd.	157,570	502,171
#	Daeduck Industries Co., Ltd.	61,130	368,087
#	Daegu Bank Co., Ltd.	505,602	5,605,149
#	Daehan Flour Mills Co., Ltd.	5,955	1,083,964
*	Daehan Pulp Co., Ltd.	15,051	51,849
#	Daehan Synthetic Fiber Co., Ltd.	5,193	492,799
#	Daekyo Co., Ltd.	34,648	1,962,846
	Daelim Industrial Co., Ltd.	113,827	7,015,759
	Daelim Trading Co., Ltd.	31,734	127,500
	Daesang Farmsco Co., Ltd.	42,230	57,679
#	Daesang Holdings Co., Ltd.	33,096	132,521
#	Daesung Industrial Co., Ltd.	8,895	776,342
*	Daewon Cable Co., Ltd.	13,570	72,536
	Daewon Pharmaceutical Co., Ltd.	39,180	147,718
*	Daewoo Electronic Components Co., Ltd.	281,540	65,474
#	Daewoo Motor Sales Corp.	97,400	1,690,357
	Daewoong Co., Ltd.	14,890	340,070
	Dahaam E-Tec Co., Ltd.	5,985	175,151
#	Daishin Securities Co., Ltd.	248,481	4,016,736

#	Daiyang Metal Co., Ltd.	77,290	211,687
#	Daou Technology, Inc.	131,600	594,247
#	DC Chemical Co., Ltd.	1,370	370,179
#	DI Corp.	101,890	131,928
	Digital Power Communications Co., Ltd.	113,840	136,744
	Dong Ah Tire Industrial Co., Ltd.	51,594	414,429
*	Dong Hai Pulp Co., Ltd.	6,457	45,508
	Dong IL Rubber Belt Co., Ltd.	39,459	85,546
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	414,832
* #	Dong Won Co., Ltd.	14,220	132,321
	Dongbang Agro Co., Ltd.	53,610	319,749
	Dongbang Transport Logistics Co., Ltd.	51,750	212,978
#	Dongbu Corp.	73,520	718,961
* #	Dongbu HiTek Co., Ltd.	104,044	796,387
#	Dongbu Securities Co., Ltd.	75,776	477,563
#	Dongbu Steel Co., Ltd.	92,198	938,563
	Dong-Il Corp.	6,223	386,760
	Dongkook Industrial Co., Ltd.	16,200	20,083
#	Dongkuk Steel Mill Co., Ltd.	184,952	6,590,634
	Dongsung Chemical Co., Ltd.	1,858	22,523
*	Dongsung Holdings Co., Ltd.	1,871	15,138
	Dongsung Pharmaceutical Co., Ltd.	18,510	134,963
#	Dongwon F&B Co., Ltd.	10,026	336,338
#	Dongwon Industries Co., Ltd.	7,116	728,009
	Dongyang Engineering & Construction Corp.	6,597	187,169
	Dongyang Express Bus Corp.	3,729	97,433
#	Dongyang Mechatronics Corp.	46,027	201,503
#	Doosan Heavy Industries & Construction Co., Ltd.	1,479	105,155
	DPI Co., Ltd.	22,738	133,462
	Duck Yang Industry Co., Ltd.	4,000	33,586
#	Ducsung Co., Ltd.	45,260	72,100
* #	Eagon Industrial Co., Ltd.	11,400	104,584
* #	En Paper Manufacturing Co., Ltd.	46,660	166,415
	Enex Co., Ltd.	59,600	42,689
	e-Starco Co., Ltd.	170,050	112,271
	F&F Co., Ltd.	62,660	227,081
	Feelux Co., Ltd.	44,350	50,680
* #	First Fire & Marine Insurance Co., Ltd.	28,830	186,811
	Fursys, Inc.	29,120	653,238
#	Gaon Cable Co., Ltd.	12,730	378,268
#	GIIR, Inc.	31,610	255,329
#	Global & Yuasa Battery Co., Ltd.	53,100	827,154
	Green Cross Corp.	10,540	792,543
	GS Holdings Corp.	285,000	7,179,564
#	Hae In Co., Ltd.	55,050	189,006
#	Halla Climate Control Corp.	90,050	838,696
#	Halla Engineering & Construction Corp.	38,260	716,941
* #	Han All Pharmaceutical Co., Ltd.	79,410	194,964
#	Han Kuk Carbon Co., Ltd.	25,070	114,606
#	Han Yang Securities Co., Ltd.	41,750	426,377
	Hana Financial Group, Inc.	550,913	19,516,355
	Handok Pharmaceuticals Co., Ltd.	18,150	292,677

#	Handsome Corp.	110,990	1,126,823
#	Hanil Cement Manufacturing Co., Ltd.	25,603	1,717,222
#	Hanil Construction Co., Ltd.	38,025	229,340
	Hanil E-Wha Co., Ltd.	135,210	282,597
	Hanil Iron & Steel Co., Ltd.	1,815	45,235
* #	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (6496818)	91,460	1,412,986
#	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (B23S952)	114,787	3,148,100
#	Hanjin Shipping Co., Ltd.	270,360	6,868,631
#	Hanjin Transportation Co., Ltd.	38,000	1,382,695
	Hankook Cosmetics Co., Ltd.	110,860	363,018
	Hankook Shell Oil Co., Ltd.	1,880	163,956
#	Hankook Tire Manufacturing Co., Ltd.	492,550	7,193,996
#	Hankuk Glass Industries, Inc.	29,050	757,148
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	494,549
	Hansae Co., Ltd.	43,890	131,771
#	Hanshin Construction Co., Ltd.	24,880	449,140
#	Hansol Chemical Co., Ltd.	35,837	285,116
* #	Hansol Paper Co., Ltd.	158,874	2,228,102
#	Hanssem Co., Ltd.	60,410	515,738
*	Hansung Enterprise Co., Ltd.	9,410	38,676
#	Hanwha Chemical Corp.	353,232	3,329,768
#	Hanwha Securities Co., Ltd.	186,165	1,224,576
	Hanwha Timeworld Co., Ltd.	9,000	101,562
#	Heung-A Shipping Co., Ltd.	63,680	125,911
#	HMC Investment Securities Co., Ltd.	28,003	459,947
#	Honam Petrochemical Corp.	67,515	3,992,239
#	Hotel Shilla Co., Ltd.	67,520	1,332,853
	HS R&A Co., Ltd.	12,680	96,236
#	Huchems Fine Chemical Corp.	38,970	762,538
* #	Huneed Technologies	9,003	40,323
#	Husteel Co., Ltd.	22,160	479,234
#	Hwa Sung Industrial Co., Ltd.	44,200	273,693
	Hwacheon Machine Tool Co., Ltd.	2,050	72,855
	Hwacheon Machinery Works Co., Ltd.	4,490	66,599
	Hwashin Co., Ltd.	59,700	151,671
* #	Hynix Semiconductor, Inc.	515,028	9,064,244
#	Hyosung T & C Co., Ltd.	124,047	8,331,963
	Hyundai Cement Co., Ltd.	17,245	288,755
#	Hyundai DSF Co., Ltd.	38,700	355,313
#	Hyundai Elevator Co., Ltd.	22,090	1,692,690
#	Hyundai H & S Co., Ltd.	21,786	1,466,936
#	Hyundai Hysco	270,550	2,625,897
#	Hyundai Merchant Marine Co., Ltd.	139,351	4,935,506
#	Hyundai Mipo Dockyard Co., Ltd.	27,378	3,916,429
	Hyundai Mobis	3,297	273,774
#	Hyundai Motor Co., Ltd.	764,050	49,919,255
	Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	328,194
	Hyundai Securities Co., Ltd.	472,919	4,783,237
#	Hyundai Steel Co.	238,900	11,056,752
	Il Dong Pharmaceutical Co., Ltd.	20,084	552,754

	Il Sung Construction Co., Ltd.	7,660	47,825
	Iljin Diamond Co., Ltd.	5,782	73,933
*	Iljin Display Co., Ltd.	14,591	166,643
#	Iljin Holdings Co., Ltd.	28,084	112,206
	Ilshin Spinning Co., Ltd.	5,070	319,940
#	Ilsung Pharmaceutical Co., Ltd.	9,060	966,081
	InziControls Co., Ltd.	27,640	96,962
	IS Dongseo Co., Ltd.	27,140	488,954
#	ISU Chemical Co., Ltd.	19,790	253,889
#	IsuPetasys Co., Ltd.	116,640	155,131
#	Jahwa Electronics Co., Ltd.	69,130	306,644
	Jeil Mutual Savings Bank	40,900	173,676
	Jeil Pharmaceutical Co.	33,420	323,626
#	Jeonbuk Bank, Ltd.	170,944	1,006,764
*	Jinro, Ltd.	57	16,820
* #	Joongang Construction Co., Ltd.	20,550	167,128
#	K.C. Tech Co., Ltd.	82,239	347,367
#	KCC Corp.	29,050	9,528,996
	KCTC	6,030	94,350
#	Keangnam Enterprises, Ltd.	53,600	625,106
* #	KEC Corp.	116,249	107,883
#	KEC Holdings Co., Ltd.	38,749	47,781
	Keyang Electric Machinery Co., Ltd.	187,450	332,264
* #	KG Chemical Corp.	36,983	300,427
* #	Kia Motors Corp.	986,780	11,767,663
#	KISWIRE, Ltd.	38,524	1,453,615
	Kodenshi Korea Corp.	64,590	126,088
#	Kolon Engineering & Construction Co., Ltd.	63,270	509,238
* #	Kolon Industries, Inc.	70,909	2,210,017
#	Kookmin Bank Sponsored ADR	1,164,264	63,801,667
#	Korea Cast Iron Pipe Co., Ltd.	63,778	309,010
* #	Korea Circuit Co., Ltd.	57,220	177,513
#	Korea Development Co., Ltd.	40,490	323,768
#	Korea Development Leasing Corp.	12,762	459,878
#	Korea Electric Terminal Co., Ltd.	42,160	642,902
	Korea Exchange Bank	618,210	7,742,435
#	Korea Export Packing Industries Co., Ltd.	5,420	54,871
#	Korea Fine Chemical Co., Ltd.	6,795	350,138
	Korea Flange Co., Ltd.	18,630	188,891
#	Korea Investment Holdings Co., Ltd.	207,626	6,795,460
#	Korea Iron & Steel Co., Ltd.	38,530	1,641,797
#	Korea Kolmar Co., Ltd.	20,300	52,864
#	Korea Komho Petrochemical Co., Ltd.	48,369	1,346,427
#	Korea Line Corp.	1,718	275,174
#	Korea Mutual Savings Bank	18,280	341,696
#	Korea Petrochemical Industry Co., Ltd.	25,400	620,466
#	Korea Polyol Co., Ltd.	9,632	514,336
#	Korea Zinc Co., Ltd.	35,825	4,141,271
	Korean Air Co., Ltd.	205,694	7,235,680
#	Korean Air Terminal Service Co., Ltd.	10,970	412,015
#	Korean French Banking Corp.	167,589	184,319
* #	KP Chemical Corp.	304,576	1,736,205

	KPC Holdings Corp.	7,249	397,416
*	KT Freetel, Ltd.	458,000	12,016,713
* #	KTB Securities Co., Ltd.	157,730	904,094
#	Kukdo Chemical Co., Ltd.	15,960	343,520
*	Kukdong Corp.	32,500	16,306
	Kukje Pharm Ind. Co., Ltd.	31,387	78,707
#	Kumho Electronics Co., Ltd.	10,929	235,844
#	Kumho Industrial Co., Ltd.	87,935	1,181,551
#	Kumho Tire Co., Inc.	286,360	2,154,754
#	Kumkang Industrial Co., Ltd.	11,170	104,313
	Kunsul Chemical Industrial Co., Ltd.	22,480	327,517
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	731,447
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	100,434
#	Kyeryong Construction Industrial Co., Ltd.	26,510	518,318
#	Kyobo Securities Co., Ltd.	67,440	671,601
	Kyung Dong Navien Co., Ltd.	3,450	83,252
*	Kyung Nong Corp.	60,670	210,338
* #	Kyungbang Co., Ltd.	2,312	266,779
	Lee Ku Industrial Co., Ltd.	60,490	60,435
#	LG Chemical, Ltd.	199,708	17,288,513
	LG Corp.	8,397	479,273
	LG Dacom Corp.	219,720	4,114,118
#	LG Electronics, Inc.	108,628	10,007,550
#	LG Fashion Corp.	50,470	1,319,115
	LG International Corp.	82,553	1,723,979
#	LG Phillips LCD Co., Ltd.	444,000	10,940,809
#	Lotte Chilsung Beverage Co., Ltd.	3,318	2,964,203
#	Lotte Confectionary Co., Ltd.	3,827	4,600,375
*	Lotte Midopa Co., Ltd.	60,140	465,631
#	Lotte Sam Kang Co., Ltd.	4,440	780,809
* #	Lotte Shopping Co., Ltd.	40,923	11,135,603
#	LS Corp.	67,340	4,879,821
*	Maniker Co., Ltd.	62,230	39,829
#	Meritz Securities Co., Ltd.	818,335	809,675
	Mi Chang Oil Industrial Co., Ltd.	3,650	93,427
	MonAmi Co., Ltd.	9,490	67,530
#	Moorim Paper Co., Ltd.	57,710	604,976
	Motonic Corp.	6,400	45,773
#	Namhae Chemical Corp.	70,640	1,522,122
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	1,705,409
#	Namyang Dairy Products Co., Ltd.	2,133	1,353,326
	Nasan Co., Ltd.	96,540	156,696
	Nexen Corp.	5,680	152,194
#	Nexen Tire Corp.	375,930	889,130
#	NH Investment & Securities Co., Ltd.	176,431	1,038,554
#	Nong Shim Co., Ltd.	15,130	3,045,142
#	Nong Shim Holdings Co., Ltd.	7,060	449,200
	Noroo Paint Co., Ltd.	37,899	119,297
#	Ottogi Corp.	10,309	1,551,741
	Pacific Corp.	14,139	1,700,706
	Pacific Pharmaceutical Co., Ltd.	3,840	106,722
	Pang Rim Co., Ltd.	15,040	214,497

*	Pantech & Curitel Communications, Inc.	2,834	—
*	Pantech Co., Ltd.	10,374	—
#	PaperCorea, Inc.	19,552	99,451
#	Pohang Coated Steel Co., Ltd.	17,630	358,275
#	Poong Lim Industrial Co., Ltd.	74,350	314,607
* #	Poongsan Corp.	104,030	1,031,797
#	Poongsan Holdings Corp.	19,557	320,977
	POSCO	420	180,658
#	POSCO ADR	1,042,911	111,695,768
#	Pulmuone Co., Ltd. (6702957)	6,125	209,495
* #	Pulmuone Co., Ltd. (B3BG803)	9,582	234,072
	Pum Yang Construction Co., Ltd.	21,917	348,613
	Pusan Bank	641,650	7,135,730
#	Pusan City Gas Co., Ltd.	37,100	741,366
* #	Pyung Hwa Anti-Vibration System Co., Ltd.	25,545	48,092
* #	Pyung Hwa Holdings Co., Ltd.	17,030	20,304
	Pyung Hwa Industrial Co., Ltd.	42,488	104,911
	S&T Corp.	22,524	311,072
#	S&T Dynamics Co., Ltd.	138,204	1,383,992
* #	Saehan Industries, Inc.	162,470	1,196,285
* #	Saehan Media Corp.	38,923	76,049
#	Sam Kwang Glass Industrial Co., Ltd.	19,870	483,668
	Sam Whan Camus Co., Ltd.	9,400	87,229
	Sam Yung Trading Co., Ltd.	13,840	53,863
#	Sambu Construction Co., Ltd.	23,868	773,192
#	Samho International Co., Ltd.	12,120	87,514
	Samhwa Crown and Closure Co., Ltd.	3,100	49,546
	Samhwa Paints Industrial Co., Ltd.	48,610	141,765
* #	Samick Musical Instruments Co., Ltd.	621,710	406,177
*	Samsung Climate Control Co., Ltd.	11,990	77,848
	Samsung Corp.	632,820	27,472,464
#	Samsung Electro-Mechanics Co., Ltd.	99,520	2,951,674
	Samsung Electronics Co., Ltd. ADR	52,988	12,554,786
#	Samsung Fine Chemicals Co., Ltd.	89,080	4,341,202
* #	Samsung SDI Co., Ltd.	166,550	12,652,007
#	Samwhan Corp.	40,500	625,214
#	Samyang Corp.	35,236	1,366,801
#	Samyang Genex Co., Ltd.	9,472	527,991
	Samyang Tongsang Co., Ltd.	8,060	216,425
*	Samyoung Chemical Co., Ltd.	1,350	9,326
#	Samyoung Electronics Co., Ltd.	60,530	551,395
* #	SandT Corp	5,164	377,112
	SAVEZONE I&C Corp.	166,200	273,390
#	SC Engineering Co., Ltd.	34,640	143,479
#	Seah Besteel Corp.	100,300	2,297,217
	SEAH Holdings Corp.	11,305	1,191,849
#	SEAH Steel Corp.	15,165	878,688
#	Sebang Co., Ltd.	80,550	910,702
	Sejong Industrial Co., Ltd.	101,600	482,592
#	Seondo Electric Co., Ltd.	35,800	89,749
#	Seoul Securities Co., Ltd.	683,569	669,118
*	SGWICUS Corp.	20,530	34,959

*	SH Chemical Co., Ltd.	528,345	443,376
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	174,054
#	Shin Young Securities Co., Ltd.	26,040	979,998
	Shin Young Wacoal, Inc.	273	30,963
* #	Shinhan Engineering & Construction Co., Ltd.	18,180	149,334
	Shinhan Financial Group Co., Ltd.	91,506	4,151,595
#	Shinhan Financial Group Co., Ltd. ADR	180,445	16,267,117
	Shinpoong Pharmaceutical Co., Ltd.	13,200	236,257
#	Shinsegae Engineering & Construction Co., Ltd.	8,470	150,962
	Shinsung Engineering & Construction Co., Ltd.	39,449	182,711
#	Shinsung Engineering Co., Ltd.	108,470	516,998
*	Shinsung Tongsang Co., Ltd.	34,250	72,972
	Silla Trading Co., Ltd.	18,890	287,940
	Sindo Ricoh Co., Ltd.	30,451	1,707,629
#	SJM Co., Ltd.	60,580	257,903
	SK Co., Ltd.	174,491	17,380,111
#	SK Energy Co., Ltd.	230,735	18,032,248
#	SK Gas Co., Ltd.	26,930	1,727,961
#	SKC Co., Ltd.	114,410	1,953,916
	SL Corp.	33,210	167,678
*	Songwon Industrial Co., Ltd.	45,480	141,234
#	Soosan Heavy Industries Co., Ltd.	90,730	75,372
* #	Ssangyong Cement Industry Co., Ltd.	244,156	2,095,782
* #	Ssangyong Motor Co.	494,170	1,177,513
	Suheung Capsule Co., Ltd.	52,170	284,109
	Sung Bo Chemicals Co., Ltd.	4,130	123,055
#	Sung Chang Enterprise Co., Ltd.	20,760	349,314
* #	Sung Shin Cement Co., Ltd.	60,720	335,273
#	Sungjee Construction Co., Ltd.	28,480	280,775
#	Sungwon Corp.	69,880	412,133
	Sunjin Co., Ltd.	7,650	150,378
#	Sunkyong Securities Co., Ltd.	384,280	621,628
#	Tae Kwang Industrial Co., Ltd.	3,447	3,012,063
#	Tae Kyung Industrial Co., Ltd.	92,200	388,886
#	Taegu Department Store	52,221	520,506
#	Taeyoung Engineering & Construction	242,600	1,038,528
#	Tai Han Electric Wire Co., Ltd.	146,747	4,244,678
	Tai Lim Packaging Industries Co., Ltd.	134,200	105,973
*	Taihan Textile Co., Ltd.	836	26,327
#	Telcoware Co., Ltd.	36,000	230,975
*	The Will-Bes & Co., Ltd.	44,310	124,175
*	Tong Kook Corp.	607	871
#	Tong Yang Moolsan Co., Ltd.	12,890	92,774
* #	TRYBRANDS, Inc. (6837213)	56,847	205,684
* #	TRYBRANDS, Inc. (B2R8YN1)	30,152	107,438
	TS Corp.	11,001	653,029
#	Unid Co., Ltd.	32,400	1,018,236
*	Unimo Technology Co., Ltd.	46,890	31,379
* #	Union Steel Manufacturing Co., Ltd.	29,697	635,436
	Wiscom Co., Ltd.	32,980	120,434
#	Woongjin.Com Co., Ltd.	54,380	655,134
#	Woori Financial Co., Ltd.	53,950	477,451

#	Woori Investment & Securities Co., Ltd.	451,010	7,828,689
	WooSung Feed Co., Ltd.	101,890	151,400
	YESCO Co., Ltd.	16,050	450,839
#	Yoosung Enterprise Co., Ltd.	106,520	277,164
#	Youlchon Chemical Co., Ltd.	82,970	463,371
*	Young Poong Mining & Construction Corp.	18,030	911
	Youngbo Chemical Co., Ltd.	33,000	59,860
	Youngone Corp.	178,660	1,412,115
#	Youngpoong Corp.	4,467	1,961,344
#	YuHwa Securities Co., Ltd.	28,680	494,913
* #	Yuyang Telecom Co., Ltd.	11,200	63,149
*	Zinus, Inc.	1,866	6,426
TOTAL — SOUTH KOREA			766,811,661

TAIWAN — (10.2%)
COMMON STOCKS — (10.2%)
*	A.G.V. Products Corp.	2,303,429	533,617
*	Abocom Systems, Inc.	340,752	120,775
	Acbel Polytech, Inc.	2,851,960	1,205,283
*	Accton Technology Corp.	2,528,000	795,822
	Allis Electric Co., Ltd.	749,320	187,147
	Ampoc Far East Co., Ltd.	749,016	237,189
	Amtran Technology Co., Ltd.	2,115,168	1,267,558
*	Apex Science & Engineering Corp.	496,000	105,596
*	Arima Computer Corp.	6,912,000	1,075,544
	Asia Cement Corp.	11,165,366	12,307,481
*	Asia Chemical Corp.	1,756,000	836,572
	Asia Polymer Corp.	1,576,489	1,014,973
*	Asia Vital Components Co., Ltd.	1,133,322	770,976
#	AU Optronics Corp.	3,974,575	4,718,896
	AU Optronics Corp. Sponsored ADR	1,262,608	15,075,549
	Audix Co., Ltd.	823,165	448,939
	Aurora Corp.	568,676	467,928
	Aurora Systems Corp.	281,281	142,278
	Avision, Inc.	1,360,548	556,923
	Bank of Kaohsiung Co., Ltd.	3,673,926	1,458,560
*	Behavior Tech Computer Corp.	884,716	199,148
*	Bes Engineering Corp.	9,541,443	2,191,129
	Biostar Microtech International Corp.	476,595	197,409
*	C Sun Manufacturing, Ltd.	212,736	101,411
*	Carnival Industrial Corp.	2,482,000	515,414
	Cathay Chemical Works, Inc.	857,000	282,220
	Cathay Real Estate Development Co., Ltd.	8,230,421	3,476,221
	Central Reinsurance Co., Ltd.	2,457,781	1,034,695
	Chain Qui Development Co., Ltd.	272,173	175,120
	Champion Building Materials Co., Ltd.	1,987,538	746,225
	Chang Hwa Commercial Bank	40,421,459	23,918,818
*	Chang-Ho Fibre Corp.	192,000	70,398
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	543,376
	Cheng Loong Corp.	7,053,480	2,040,536
	Chenming Mold Industrial Corp.	798,033	270,691

	Chi Mei Optoelectronic Corp.	30,325,932	25,470,127
*	Chia Her Industrial Co., Ltd.	2,263,340	131,234
*	Chia Hsin Cement Corp.	4,145,591	2,687,715
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	62,538
*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	470,445
*	Chien Tai Cement Co., Ltd.	238	10
	Chilisin Electronics Corp.	168,300	69,041
*	China Airlines	17,623,952	5,958,309
	China Chemical & Pharmaceutical Co.	1,877,264	849,238
	China Development Financial Holding Corp.	84,459,032	26,619,431
	China Electric Manufacturing Co., Ltd.	2,529,200	1,277,255
*	China General Plastics Corp.	2,402,000	774,138
	China Glaze Co., Ltd.	889,084	268,572
*	China Man-Made Fiber Co., Ltd.	8,736,813	1,923,114
	China Motor Co., Ltd.	6,106,749	3,564,100
*	China Petrochemical Development Corp.	12,493,000	4,489,438
*	China Rebar Co., Ltd.	439,188	62,944
	China Steel Structure Co., Ltd.	498,219	274,042
	China Synthetic Rubber Corp.	2,189,890	2,199,527
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	322,327
	Chinatrust Financial Holdings Co., Ltd.	38,505,809	24,775,287
*	Ching Feng Home Fashions Industries Co., Ltd.	964,190	367,898
	Chin-Poon Industrial Co., Ltd.	2,197,451	1,251,656
	Chun Yu Works & Co., Ltd.	1,800,000	568,002
	Chun Yuan Steel Industrial Co., Ltd.	3,469,467	1,397,796
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	833,542
	Chung Hwa Pulp Corp.	3,513,419	1,757,851
*	Chung Shing Textile Co., Ltd.	600	9
	Chungwa Picture Tubes Co., Ltd.	51,320,045	10,722,673
	Clevo Co.	2,567,280	3,285,290
*	CMC Magnetics Corp.	24,065,000	6,192,885
	Collins Co., Ltd.	2,528,319	799,231
	Compal Electronics, Inc.	2,289,623	2,053,903
	Compeq Manufacturing Co., Ltd.	7,890,000	2,552,152
*	Compex International Co. Ltd.	46,400	294
	Continental Engineering Corp.	5,696,848	2,574,278
*	Cosmos Bank Taiwan	6,220,200	366,845
	CTCI Corp.	2,795,939	1,854,436
	CX Technology Co., Ltd.	82,728	27,335
	Cyntec Co., Ltd.	27,319	37,787
	Da-Cin Construction Co., Ltd.	1,684,579	911,572
*	Delpha Construction Co., Ltd.	1,684,044	320,949
*	Der Pao Construction Co., Ltd.	1,139,000	29,614
	Diamond Flower Electric Instrument Co., Ltd.	68,595	149,234
	E.Sun Financial Holding Co., Ltd.	15,243,280	5,871,423
	Eastern Media International	8,164,235	2,458,490
	Eclat Textile Co., Ltd.	301,813	107,779
	Edom Technology Co., Ltd.	888,800	341,401
	Elan Microelectronics Corp.	1,495,361	1,779,479
	Elite Material Co., Ltd.	1,263,067	443,875
	Elite Semiconductor Memory Technology, Inc.	793,109	984,210
*	Elitegroup Computer Systems Co., Ltd.	7,674,975	2,686,613
	Enlight Corp.	1,260,549	119,615
*	EnTie Commercial Bank	1,549,063	269,654
	Eten Information Systems, Ltd.	850,418	1,531,604
*	Eva Airways Corp.	16,403,783	6,004,625
*	Ever Fortune Industrial Co., Ltd.	409,000	4,280
	Everest Textile Co., Ltd.	3,357,002	629,672
	Evergreen International Storage & Transport Corp.	6,264,000	4,064,487
	Evergreen Marine Corp., Ltd.	11,512,527	6,524,011
	Everlight Chemical Industrial Corp.	1,816,950	957,565
*	Everspring Industry Co., Ltd.	1,293,180	258,317
*	Evertop Wire Cable Corp.	829,890	203,199
	Excel Cell Electronics Co., Ltd.	565,000	215,717
	Far Eastern Department Stores, Ltd.	4,970,936	3,643,548
*	Far Eastern International Bank	11,541,236	2,926,747

	Federal Corp.	3,092,876	1,532,681
	Feng Hsin Iron & Steel Co., Ltd.	342,990	659,255
*	FIC Global, Inc.	122,255	20,282
	First Copper Technology Co., Ltd.	2,383,750	662,593
	First Financial Holding Co., Ltd.	18,098,108	13,663,266
	First Hotel	495,322	435,094
*	First Steamship Co., Ltd.	728,000	1,390,858
	Formosa Chemicals & Fiber Co., Ltd.	3,222,000	5,532,756
	Formosa Taffeta Co., Ltd.	7,495,511	5,664,739
	Formosan Rubber Group, Inc.	4,667,000	2,358,220
*	Formosan Union Chemical Corp.	238,174	97,792
*	Fortune Electric Co., Ltd.	757,000	1,047,100
*	Fu I Industrial Co., Ltd.	290,400	66,832
	Fubon Financial Holding Co., Ltd.	30,440,000	25,637,654
	Fwuson Industry Co., Ltd.	1,518,220	489,434
	G.T.M. Corp.	543,000	288,351
*	Giga Storage Corp.	2,039,898	370,541
	Giga-Byte Technology Co., Ltd.	5,303,287	3,677,846
	Gold Circuit Electronics, Ltd.	1,535,549	784,462
	Goldsun Development & Construction Co., Ltd.	8,392,689	3,525,659
	Good Will Instrument Co., Ltd.	383,670	230,758
	Gordon Auto Body Parts Co., Ltd.	1,050,352	306,684
*	Grand Pacific Petrochemical Corp.	3,861,000	973,224
	Grape King, Inc.	516,000	288,455
	Great China Metal Industry Co., Ltd.	1,577,000	702,198
	Great Wall Enterprise Co., Ltd.	1,721,318	1,892,891
	Hanpin Co., Ltd.	1,008,000	512,490
*	Helix Technology, Inc.	29,585	8,865
	Hey Song Corp.	3,250,000	1,326,742
*	Hitron Technologies, Inc.	514,000	121,010
*	Ho Tung Holding Corp.	3,868,628	1,272,736
	Hocheng Corp.	2,499,300	748,689
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	364,078
	Hong Ho Precision Textile Co., Ltd.	58,136	14,928
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	801,331
	Hong Yi Fiber Industry Co., Ltd.	573,000	122,446
	Hsin Kuang Steel Co., Ltd.	1,009,459	948,500
	Hsing Ta Cement Co., Ltd.	1,969,980	606,911
	Hua Eng Wire & Cable Co., Ltd.	3,839,035	987,799
	Hua Nan Financial Holding Co., Ltd.	3,161,416	2,349,377
*	Hualon Corp.	257,040	8,802
	Hung Ching Development & Construction Co., Ltd.	1,828,468	686,881
	Hung Poo Construction Corp.	1,392,436	1,625,704
	Hung Sheng Construction Co., Ltd.	3,463,000	1,759,391
*	Hwa Fong Rubber Co., Ltd.	298,960	64,804
	Ichia Technologies, Inc.	1,492,260	919,368
*	Inernational Semiconductor Technology, Ltd.	10,000	2,656
	Inventec Corp.	13,588,781	7,972,135
*	Jean Co., Ltd.	190,000	30,699
*	Jui Li Enterprise Co., Ltd.	692,000	184,809
	Jung Shing Wire Co., Ltd.	127,936	28,679
*	K Laser Technology, Inc.	680,000	399,590

	Kang Na Hsiung Co., Ltd.	1,395,127	686,691
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	629,000
	Kaulin Manufacturing Co., Ltd.	820,050	497,122
	Kee Tai Properties Co., Ltd.	1,159,363	453,340
*	Kenda Rubber Industrial Co., Ltd.	2,008,642	1,282,130
	King Yuan Electronics Co., Ltd.	10,137,518	4,440,114
	Kingdom Construction Co., Ltd.	3,912,000	1,727,035
*	King’s Town Bank	5,194,012	1,443,018
	Kinpo Electronics, Inc.	9,690,375	2,691,569
	Knowledge-Yield-Excellence Systems Corp.	480,455	478,134
	Kung Long Batteries Industrial Co., Ltd.	173,000	164,576
*	Kuoyang Construction Co., Ltd.	641,029	326,069
*	Kwong Fong Industries Corp.	3,801,000	819,587
	Lan Fa Textile Co., Ltd.	2,409,703	456,016
*	Lead Data Co., Ltd.	2,539,140	286,166
*	Leadtek Research, Inc.	727,844	175,487
*	Lealea Enterprise Co., Ltd.	4,662,000	876,784
	Lee Chang Yung Chemical Industry Corp.	2,145,820	1,924,426
	Lee Chi Enterprises Co., Ltd.	845,900	288,294
	Lelon Co., Ltd.	919,118	225,182
*	Leofoo Development Co., Ltd.	2,276,000	1,376,558
	Les Enphants Co., Ltd.	167,204	120,547
*	Li Peng Enterprise Co., Ltd.	3,988,712	731,113
	Lian Hwa Foods Corp.	157,000	52,962
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	165,339
	Lien Hwa Industrial Corp.	4,149,399	1,885,754
	Lingsen Precision Industries, Ltd.	2,254,295	770,927
	Lite-On Technology Corp.	5,412,209	5,317,211
	Long Bon Development Co., Ltd.	2,700,943	1,235,100
*	Long Chen Paper Co., Ltd.	3,677,740	1,059,216
*	Lucky Cement Corp.	2,683,000	682,734
	Macronix International Co., Ltd.	26,111,529	10,352,110
	Mayer Steel Pipe Corp.	788,740	588,761
	Maywufa Co., Ltd.	192,264	77,159
	Mega Financial Holding Co., Ltd.	73,408,000	46,158,917
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	579,349	227,170
	Mercuries & Associates, Ltd.	3,713,829	1,517,674
*	Mercuries Data Co., Ltd.	1,131,800	259,371
	Merida Industry Co., Ltd.	447,260	973,310
	Microelectronics Technology, Inc.	1,938,000	1,031,706
	Micro-Star International Co., Ltd.	6,657,397	4,618,965
*	Microtek International, Inc.	819,062	92,548
	Mitac International Corp.	2,281,000	1,278,680
	Mitac Technology Corp.	1,501,065	827,570
	Mobiletron Electronics Co., Ltd.	90,000	49,047
	Mospec Seminconductor Corp.	404,000	295,789
*	Mustek Systems, Inc.	2,117,514	272,053
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	254,056
	Nankang Rubber Tire Co., Ltd.	278,941	258,440
	Nantex Industry Co., Ltd.	1,326,795	1,128,179
*	Nanya Technology Co., Ltd.	20,440,706	6,880,680

*	New Asia Construction & Development Co., Ltd.	1,011,542	155,923
	Nien Hsing Textile Co., Ltd.	3,910,000	1,499,370
*	Ocean Plastics Co., Ltd.	1,135,776	698,237
*	Optimax Technology Corp.	3,466,000	529,069
	Opto Tech Corp.	885,609	612,123
*	Orient Semiconductor Electronics, Ltd.	372,276	64,481
	Oriental Union Chemical Corp.	3,567,225	2,600,723
*	Pacific Construction Co., Ltd.	4,079,256	561,313
*	Pacific Electric Wire & Cable Corp.	1,873,020	30,882
	Pan Jit International, Inc.	1,032,193	707,270
	Phihong Technology Co., Ltd.	2,226,661	913,108
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	157,462
	Prince Housing & Development Corp.	3,390,036	1,141,002
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	292,215
	Promise Technology, Inc.	646,126	494,567
	Qisda Corp.	8,957,952	4,509,373
*	Quintain Steel Co., Ltd.	3,247,000	1,050,507
	Radium Life Tech Corp.	870,138	626,979
	Ralec Electronic Corp.	286,018	219,174
	Realtek Semiconductor Corp.	805,290	1,627,024
*	Rectron, Ltd.	621,128	59,654
	Reward Wool Industry Corp.	965,000	195,941
*	Rexon Industrial Corp., Ltd.	1,026,820	172,705
*	Ritek Corp.	20,663,518	4,029,077
	Ruentex Development Co., Ltd.	2,897,000	2,301,157
	Ruentex Industries, Ltd.	2,485,000	2,000,547
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	861,597
	San Fang Chemical Industry Co., Ltd.	217,644	157,400
	Sanyang Industrial Co., Ltd.	5,526,257	2,098,245
	Sanyo Electric Co., Ltd.	971,000	787,868
	Senao International Co., Ltd.	150,943	193,825
	Shan-Loong Transportation Co., Ltd.	133,286	59,195
	Sheng Yu Steel Co., Ltd.	1,782,000	1,287,979
	Shihlin Electric & Engineering Corp.	1,743,000	1,877,058
	Shin Kong Financial Holding Co., Ltd.	14,428,378	7,927,006
	Shinkong Co., Ltd.	2,078,488	1,018,957
*	Shinkong Synthetic Fibers Co., Ltd.	8,460,342	2,017,367
	Shuttle, Inc.	1,190,223	485,335
	Sigurd Microelectronics Corp.	487,608	224,457
*	Silicon Integrated Systems Corp.	9,395,485	2,308,937
	Sincere Navigation Corp.	538,692	714,856
	Sinkang Industries Co., Ltd.	806,669	363,426
	Sinkong Spinning Co., Ltd.	1,246,311	795,313
	Sinon Corp.	2,114,700	774,047
	SinoPac Holdings Co., Ltd.	64,439,809	22,442,781
*	Sintek Photronics Corp.	5,850,182	1,679,145
	Siward Crystal Technology Co., Ltd.	889,405	479,502
	Solomon Technology Corp.	1,153,847	475,187
	South East Soda Manufacturing Co., Ltd.	927,500	1,541,761

	Southeast Cement Co., Ltd.	3,550,700	1,214,901
	Space Shuttle Hi-Tech Co., Ltd.	549,269	130,825
	Spirox Corp.	469,989	235,184
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	389,359
	Standard Foods Taiwan, Ltd.	1,850,000	1,713,124
	Stark Technology, Inc.	1,292,000	581,600
	Sunonwealth Electric Machine Industry Co., Ltd.	1,594,987	1,034,859
*	Sunplus Technology Co., Ltd.	1,833,000	1,607,340
	Synnex Technology International Corp.	1,687,339	3,261,149
*	Syscom Computer Engineering Co.	446,000	122,456
	Sysware Systex Corp.	920,890	777,630
*	T JOIN Transportation Co.	3,278,000	2,011,203
	Ta Chen Stainless Pipe Co., Ltd.	1,188,864	994,436
*	Ta Chong Bank, Ltd.	12,806,906	3,326,358
	Ta Ya Electric Wire & Cable Co., Ltd.	3,906,213	987,830
	Ta Yih Industrial Co., Ltd.	192,000	94,685
	Tah Hsin Industrial Corp.	1,452,000	854,325
*	Tai Roun Products Co., Ltd.	379,000	83,539
	Ta-I Technology Co., Ltd.	1,279,031	883,775
*	Taichung Commercial Bank	7,572,961	2,841,438
	Tainan Spinning Co., Ltd.	9,101,000	3,117,306
	Taishin Financial Holdings Co., Ltd.	60,271,000	18,497,435
*	Taisun Enterprise Co., Ltd.	1,931,721	468,497
	Taita Chemical Co., Ltd.	1,775,400	481,950
*	Taiwan Business Bank	35,431,549	11,168,321
	Taiwan Cement Corp.	12,306,807	12,028,492
	Taiwan Cooperative Bank	30,765,902	22,652,505
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	1,357,024
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	71,434
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	51,852
	Taiwan Glass Industrial Corp.	5,867,741	4,371,690
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,238,052	1,216,487
	Taiwan Kai Yih Industrial Co., Ltd.	670,660	271,003
*	Taiwan Kolin Co., Ltd.	5,797,000	219,546
	Taiwan Line Tek Electronic Co., Ltd.	431,019	199,835
	Taiwan Mask Corp.	2,121,000	979,244
	Taiwan Navigation Co., Ltd.	684,898	1,334,838
*	Taiwan Pulp & Paper Corp.	2,218,000	922,799
	Taiwan Sakura Corp.	1,628,488	514,408
	Taiwan Sogo Shinkong Security Co., Ltd.	616,205	487,664
	Taiwan Styrene Monomer Corp.	3,576,560	1,156,403
*	Taiwan Tea Corp.	2,988,381	1,521,057
*	Taiyen Biotech Co., Ltd.	1,776,000	988,533
*	Tatung Co., Ltd.	23,096,000	8,427,414
*	Teapo Electronic Corp.	2,496,670	398,798
	Teco Electric & Machinery Co., Ltd.	15,351,834	6,734,250
*	Tecom, Ltd.	1,440,753	728,794
	Test-Rite International Co., Ltd.	1,529,386	870,045
	Tex-Ray Industrial Co., Ltd.	724,000	167,032
	The Ambassador Hotel	996,000	1,418,502
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	2,009,064	773,566

	Thye Ming Industrial Co., Ltd.	171,726	156,160
	Ton Yi Industrial Corp.	8,969,810	3,974,243
	Tong Yang Industry Co., Ltd.	460,739	324,768
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	41,494
	Tsann Kuen Enterprise Co., Ltd.	1,348,100	1,094,214
	TSRC Corp.	1,874,400	2,262,233
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	71,690
	Tung Ho Steel Enterprise Corp.	2,688,555	3,540,123
*	Twinhead International Corp.	1,446,017	163,048
*	TYC Brother Industrial Co., Ltd.	1,137,241	592,203
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	839,892
*	Tze Shin International Co., Ltd.	890,400	482,497
*	Union Bank of Taiwan	9,266,577	1,698,874
*	Union Insurance Co., Ltd.	189,469	64,966
	Unitech Electronics Co., Ltd.	1,280,174	584,243
	Unitech Printed Circuit Board Corp.	1,993,265	1,133,191
	United Integration Service Co., Ltd.	986,000	704,109
	United Microelectronics Corp.	106,490,070	44,394,494
	Unity Opto Technology Co., Ltd.	181,125	107,288
*	Universal Cement Corp.	3,644,551	2,371,178
	Universal Microelectronics Co., Ltd.	747,490	217,240
	Universal Scientific Industrial Co., Ltd.	6,522,339	3,393,707
	Universal, Inc.	622,000	215,071
	UPC Technology Corp.	4,912,437	2,220,624
	USI Corp.	4,528,000	2,062,475
	U-TECH Media Corp.	1,566,799	391,097
*	Ve Wong Corp.	1,112,000	638,280
*	Visual Photonics Epitacy Co., Ltd.	94,710	105,896
	Walsin Lihwa Corp.	23,007,412	7,965,777
*	Walsin Technology Corp., Ltd.	3,596,513	1,781,971
	Wan Hwa Enterprise Co., Ltd.	1,187,827	520,891
*	Waterland Financial Holdings	12,628,620	3,628,677
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	606,893
*	Wei Chuan Food Corp.	1,007,000	642,619
	Weltrend Semiconductor, Inc.	978,994	786,670
*	Winbond Electronics Corp.	29,524,000	5,309,175
	Wintek Corp.	7,268,000	4,525,063
	WPG Holdings Co., Ltd.	1,037,151	1,116,091
*	Wus Printed Circuit Co., Ltd.	3,003,928	540,896
*	Ya Hsin Industrial Co., Ltd.	1,936,000	—
	Yageo Corp.	26,995,840	7,998,365
	Yang Ming Marine Transport Corp.	9,139,547	4,435,881
*	Yeung Cyang Industrial Co., Ltd.	593,154	445,959
*	Yi Jinn Industrial Co., Ltd.	1,376,200	249,561
	Yieh Phui Enterprise Co., Ltd.	9,131,927	3,665,351
	Yosun Industrial Corp.	2,032,539	1,530,576
	Yuanta Financial Holding Co., Ltd.	9,699,422	5,542,686
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,555,018	3,455,057
	Yulon Motor Co., Ltd.	6,427,548	5,156,773
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,687	68,800
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	532,991
	Yung Tay Engineering Co., Ltd.	2,407,000	1,341,273
	Zig Sheng Industrial Co., Ltd.	3,940,450	711,553
TOTAL COMMON STOCKS			808,968,943

RIGHTS/WARRANTS — (0.0%)
*	Pan Jit International, Inc. Rights 09/18/08	52,625	8,176
TOTAL — TAIWAN			808,977,119

THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
*	Aapico Hitech PCL, Ltd. (Foreign)	539,800	143,463
*	Adkinson Securities PCL (Foreign)	26,881,000	408,239
	Asia Plus Securities PCL (Foreign)	7,008,500	466,688
	Ayudhya Insurance PCL (Foreign)	228,500	122,125
*	Bangchak Petroleum PCL (Foreign)	150,000	44,685
#	Bangkok Bank PCL (Foreign)	5,533,300	19,069,200
	Bangkok Bank PCL (Foreign) NVDR	3,553,700	12,143,192
	Bangkok Expressway PCL (Foreign)	5,057,000	2,614,162
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	189,179
	Bangkok Insurance PCL (Foreign)	87,880	662,180
*	Bangkok Land PCL (Foreign)	78,669,103	1,033,911
* #	Bank of Ayudhya PCL (Foreign) NVDR	16,112,400	9,646,735
#	Banpu PCL (Foreign)	824,200	9,435,935
	Big C Supercenter PCL (Foreign)	1,254,200	1,813,169
	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,056,800	2,005,228
#	Capital Nomura Securities PCL (Foreign)	370,100	234,555
	Capital Nomura Securities PCL (Foreign) NVDR	108,300	68,636
	Central Plaza Hotel PCL (Foreign)	5,422,500	763,331
#	Ch. Karnchang PCL (Foreign)	720,000	95,467
#	Charoen Pokphand Foods PCL (Foreign)	43,897,540	5,000,012
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	131,261
#	Delta Electronics (Thailand) PCL (Foreign)	4,830,100	2,468,655
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,086,077
	Erawan Group PCL (Foreign)	4,288,950	425,889
*	G J Steel PCL (Foreign)	124,232,100	1,197,330
	GMM Grammy PCL (Foreign)	338,100	133,305
	Golden Land Property PCL (Foreign)	232,500	37,686
	Golden Land Property PCL (Foreign) NVDR	570,000	92,392
#	Hana Microelectronics PCL (Foreign)	1,555,000	812,923
	Hermraj Land & Development PCL (Foreign)	57,116,200	1,968,374
	ICC International PCL (Foreign)	2,710,500	3,126,891
#	Italian-Thai Development PCL (Foreign) NVDR	12,455,600	1,666,082
*	Jasmine International PCL (Foreign)	54,242,600	649,517
	Kang Yong Electric PCL (Foreign)	236,200	265,587
#	Kasikornbank PCL (Foreign)	1,505,300	3,165,350
	KGI Securities One PCL (Foreign)	14,256,100	591,228
#	Kiatnakin Finance PCL (Foreign)	3,153,100	1,814,138
#	Krung Thai Bank PCL (Foreign)	49,089,100	10,895,945
	Krungthai Card PCL (Foreign)	1,326,700	705,197
	Laguna Resorts & Hotels PCL (Foreign)	1,342,400	1,568,224
	Lalin Property PCL (Foreign)	4,561,600	237,139

*	Loxley PCL (Foreign)	12,271,400	903,152
	MBK Development PCL (Foreign)	888,800	1,778,119
	MK Real Estate Development PCL (Foreign)	5,772,100	340,527
	Modernform Group PCL (Foreign)	46,000	52,395
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	447,144
	Noble Development PCL (Foreign)	2,425,600	189,854
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,014,526
	Polyplex PCL (Foreign)	5,424,000	1,053,435
	Pranda Jewelry PCL (Foreign)	610,000	126,489
	Property Perfect PCL (Foreign)	3,707,900	379,020
	PTT Aromatics & Refining PCL (Foreign)	5,015,216	3,163,804
	PTT Chemical PCL (Foreign)	4,836,210	10,663,956
	Quality Houses PCL (Foreign)	42,020,500	2,221,294
#	Regional Container Lines PCL (Foreign)	6,271,700	2,985,652
	Rojana Industrial Park PCL (Foreign)	92,600	32,453
	Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,796,035
	Saha Pathanapibul PCL (Foreign)	1,594,833	745,249
	Saha-Union PCL (Foreign)	2,976,400	1,556,004
	Sahaviriya Steel Industries PCL (Foreign)	84,300,700	2,338,951
	Sansiri PCL (Foreign)	9,982,900	693,905
	SC Asset Corp. PCL (Foreign)	1,345,200	302,513
*	Seamico Securities PCL (Foreign)	5,788,600	371,931
*	Shinawatra Satellite PCL (Foreign)	10,790,400	1,812,056
*	Siam City Bank PCL (Foreign)	2,563,700	1,055,729
#	Siam Commercial Bank PCL (Foreign)	4,640,600	10,639,226
	Siam Industrial Credit PCL (Foreign)	1,840,950	155,922
#	Siam Makro PCL (Foreign)	331,200	822,196
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	909,266
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	536,254
	Supalai PCL (Foreign)	10,329,366	850,725
	SVOA PCL (Foreign)	4,744,000	127,467
	Tata Steel (Thailand) PCL (Foreign)	16,665,500	939,381
#	Thai Oil PCL (Foreign)	2,300,000	3,341,852
	Thai Plastic & Chemicals PCL (Foreign)	3,853,900	2,296,132
	Thai Rayon PCL (Foreign)	165,000	265,041
*	Thai Rung Union Car PCL (Foreign)	5,386,250	412,149
#	Thai Union Frozen Products PCL (Foreign)	1,173,600	637,528
	Thai Wacoal PCL (Foreign)	93,300	89,921
#	Thanachart Capital PCL (Foreign)	8,144,400	2,806,773
#	Thoresen Thai Agencies PCL (Foreign)	2,328,000	2,566,647
	Tipco Asphalt PCL (Foreign)	403,856	195,795
#	TISCO Finance PCL (Foreign)	873,900	461,962
* #	TMB Bank PCL (Foreign)	103,415,816	3,533,776
#	Total Access Communication PCL ADR	1,264,380	1,605,763
#	TPI Polene PCL (Foreign)	13,210,324	1,612,709
*	Tuntex (Thailand) PCL (Foreign)	128,538	111,457
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	250,548
	Univentures PCL (Foreign)	3,481,400	250,124
#	Vanachai Group PCL (Foreign)	9,076,500	795,254
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	112,294
	Vinythai PCL (Foreign)	5,213,817	1,119,204
TOTAL COMMON STOCKS			172,468,841

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	30,851
*	Bangkok Land PCL Warrants 05/02/13	3,987,333	6,987
*	Tuntex (Thailand) PCL (Foreign) Rights 09/10/08	4,637,917	—
TOTAL RIGHTS/WARRANTS			37,838

TOTAL — THAILAND			172,506,679

TURKEY — (2.7%)
COMMON STOCKS — (2.7%)
	Adana Cimento Sanayi Ticaret A.S.	591,987	248,104
	Akbank T.A.S.	3,960,239	20,319,628
	Akcansa Cimento Sanayi ve Ticaret A.S.	229,004	892,553
*	Akenerji Elektrik Uretim A.S.	201,755	1,839,571
*	Aksa Akrilik Kimya Sanayii A.S.	640,264	1,087,901
	Aksigorta A.S.	1,356,362	5,763,709
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	204,113
	Alarko Holding A.S.	1,312,643	2,899,882
	Alkim Alkali Kimya A.S.	45,205	311,583
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	690,402
	Anadolu Anonim Turk Sigorta Sirketi A.S.	2,059,887	2,189,652
*	Anadolu Cam Sanayii A.S.	1,427,218	2,499,960
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	453,499
	Arcelik A.S	213,181	826,460
*	Ayen Enerji A.S.	600,828	1,133,116
*	Aygaz A.S.	1,412,782	3,767,361
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	639,811
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	334,290	679,610
	Bati Anabolu Cimento A.S.	255,022	1,667,159
	Bati Soeke Cimento Sanayi A.S.	183,843	238,975
*	Beko Elektronik A.S.	283,333	166,166
	Bolu Cimento Sanayii A.S.	662,912	943,908
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	941,833
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	643,402
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	400,994
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	454,263	537,642
	Cimsa Cimento Sanayi ve Ticaret A.S.	478,260	2,303,622
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Dogan Gazetecilik A.S.	101,113	209,625
*	Dogan Sirketler Grubu Holding A.S.	6,383,044	9,278,742
	Dogus Otomotiv Servis ve Ticaret A.S.	483,600	1,593,928
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	2,400,351	2,713,386
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	714,435
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	33,447
	Enka Insaat ve Sanayi A.S.	43,367	384,439
	Eregli Demir ve Celik Fabrikalari Turk A.S.	5,595,677	37,587,383
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	188,745	194,706
*	Global Yatirim Holding A.S.	1,275,893	968,765

*	Goldas Kuyumculuk Sanayi A.S.	630,228	772,817
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	799,634
*	Goodyear Lastikleri T.A.S.	57,829	604,306
*	GSD Holding A.S.	2,225,362	2,549,811
	Gunes Sigorta A.S.	533,994	1,334,874
	Hektas Ticaret T.A.S.	380,059	349,711
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	138,571
*	Ihlas Holding A.S.	2,158,431	1,103,102
	Izmir Demir Celik Sanayii A.S.	864,231	2,170,964
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,477,478	1,473,611
	Karton Sanayi ve Ticaret A.S.	5,771	275,231
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	201,569
*	Koc Holding A.S. Series B	4,302,563	14,884,082
	Konya Cimento Sanayii A.S.	6,016	207,840
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	625,784	1,012,165
	Mardin Cimento Sanayii ve Ticaret A.S.	223,892	938,233
*	Marmari Marti Otel Isletmeleri A.S.	869,614	495,752
	Marshall Boya ve Vernik Sanayii A.S.	27,295	240,723
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	450,013
*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	508,771
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	570,986
	Nortel Networks Netas Telekomuenikasyon A.S.	37,557	471,949
	Otobus Karoseri Sanayi A.S.	51,460	629,472
*	Parsan Makina Parcalari Sanayii A.S.	247,602	484,138
	Pinar Entegre Et ve Un Sanayi A.S.	248,306	678,630
	Pinar Sut Mamulleri Sanayii A.S.	183,609	732,998
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,907
*	Sabah Yayincilik A.S.	31,938	102,452
*	Sanko Pazarlama Ithalat Ihracat A.S.	123,651	280,785
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	420,297	965,360
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	484,633
*	Tat Konserve Sanayii A.S.	176,814	370,650
*	Tekstil Bankasi A.S.	530,800	788,940
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	1,148,336
	Tofas Turk Otomobil Fabrikasi A.S.	672,238	2,246,823
*	Trakya Cam Sanayii A.S.	2,802,904	3,808,298
	Tupras-Turkiye Petrol Rafinerileri A.S.	156,338	3,661,931
*	Turk Sise ve Cam Fabrikalari A.S.	4,224,457	5,699,502
*	Turkiye Garanti Bankasi A.S.	8,481,249	25,108,749
	Turkiye Is Bankasi A.S.	3,075,021	14,609,128
	Ulker Biskuvi Sanayi A.S.	471,859	1,207,773
*	USAS Ucak Servisi A.S.	134,650	155,665
*	Uzel Makina Sanayii A.S.	275,042	181,102
*	Vestel Elektronik Sanayi ve Ticaret A.S.	779,003	1,265,449
	Yapi Kredi Finansal Kiralama A.S.	45,196	86,898
*	Yapi ve Kredi Bankasi A.S.	4,431,628	9,850,570
*	Zorlu Enerji Elektrik Uretim A.S.	444,686	1,901,909
TOTAL — TURKEY			215,978,287

		Face
		Amount	Value †
		(000)

TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $42,430,000 FHLMC 6.50%, 09/01/37, valued at $34,729,185) to be repurchased at $34,220,375	$34,213	34,213,000

SECURITIES LENDING COLLATERAL — (11.9%)
§ @	DFA Short Term Investment Fund LP	913,915	913,914,630

@	Repurchase Agreement, Deutsche Bank Securities 2.00%, 09/02/08 (Collateralized by $802,873 U.S. Treasury Note/Bond 3.375%, 12/15/08, valued at $812,093) to be repurchased at $796,173	796	795,996

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $41,269,331 FHLMC, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/23 to 02/01/38 & FNMA, rates ranging from 5.000% to 7.000%, maturies ranging from 08/01/20 to 02/01/38, valued at $28,479,724) to be repurchased at $27,927,937	27,921	27,921,298
TOTAL SECURITIES LENDING COLLATERAL			942,631,924

TOTAL INVESTMENTS - (100.0%) (Cost $6,858,688,506) ##			$7,965,508,550

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of August 31, 2008 is listed below.

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Dimensional Emerging Markets Value Fund Inc.	$2,352,744,170	$5,612,764,380	—	$7,965,508,550

Federal Tax Cost Note

At August 31, 2008, the total cost of securities for federal income tax purposes was $6,860,718,583 for Dimensional Emerging Markets Value Fund Inc.

Subsequent Event Note

As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Fund. As a result, PFPC Trust as Securities Lending Agent, took possession of the collateral and repurchased the securities in the Fund through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the criteria for sales accounting has been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Fund at replacement value, the Dimensional Emerging Markets Value Fund had a realized gain of $2,069,936 which did not have a material impact on the financial statement or net asset value of the Fund.

ITEM 2.                                                CONTROLS AND PROCEDURES.

(a)                                 Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                                                EXHIBITS.

(a)                                  Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date: October 28, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date: October 28, 2008